UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-03073

                               SECURITY CASH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                               SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                     Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.       REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL REPORT

JUNE 30, 2004

SECURITY FUNDS(SM)


* Security Municipal Bond Fund

* Security Income Fund

     -- Diversified Income Fund

     -- High Yield Fund

     -- Income Opportunity Fund

* Security Cash Fund





[LOGO] Security Distributors, Inc.
       A Member of The Security Benefit
       Group of Companies

                          SECURITY MUNICIPAL BOND FUND
                        SECURITY DIVERSIFIED INCOME FUND
                            SECURITY HIGH YIELD FUND
                        SECURITY INCOME OPPORTUNITY FUND
                               SECURITY CASH FUND

                                  JUNE 30, 2004

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

   Commentary from the Security Funds' Chairman of the Board                  2
   Security Municipal Bond Fund                                               5
   Security Diversified Income Fund                                           9
   Security High Yield Fund                                                  15
   Security Income Opportunity Fund                                          21
   Security Cash Fund                                                        25
   Statements of Assets and Liabilities                                      27
   Statements of Operations                                                  28
   Statements of Changes in Net Assets                                       29
   Financial Highlights                                                      31
   Notes to Financial Statements                                             39
   Director Disclosure                                                       43


[LOGO] THE SECURITY BENEFIT
       GROUP OF COMPANIES(SM)


COMMENTARY FROM THE CHAIRMAN OF THE BOARD
August 15, 2004

[PHOTO]
John Cleland

Letter To Our Shareholders:

The markets went through a period, in the first six months of 2004, that was marked by a number of pivotal economic and political events capped off at the end of June by the Federal Reserve increasing the Fed funds rate for the first time in four years by one-quarter point to 1.25%. The marketplace, which seemed only a short while back to be worried about the lack of job growth and even the potential risks of deflation, had basically come around 180 degrees to focus on the opposite risks of a strengthening economy and emerging inflationary pressures.

Interest rates generally reflected this shift in investor sentiment and Fed focus by rising during the second quarter all along the maturity spectrum, although the rise was more pronounced in shorter-term securities. This produced some flattening in the yield curve as well as negative bond market returns for the second quarter. Interest rates on U.S. Treasury Securities of varying maturities during the period are summarized below.

--------------------------------------------------------------------------------
                                         % RATES
                              --------------------------------------------------

U.S. TREASURY MATURITY        12/31/03    3/31/04    6/30/04
--------------------------------------------------------------------------------
3 MONTH                          .95        .96       1.33
1 YEAR                          1.26       1.21       2.09
10 YEAR                         4.27       3.91       4.62

Stocks also felt the impact of the market shifts. For the market as a whole, stock returns were positive, with mid and small cap as well as international indexes outperforming domestic large cap stocks over the six- month period. Large cap stocks, however, weathered the second quarter trends better than any of the other indexes shown in the table below, which shows the performance of the major indexes in each quarter and for the six-month period as a whole.

--------------------------------------------------------------------------------
                                       RETURN %
                                ------------------------------------------------
                                                   SIX MONTHS
                                1ST Q      2ND Q    12/31/03-
               INDEX            2004       2004      6/30/04
--------------------------------------------------------------------------------
S&P 500                         1.36        1.30      2.60
S&P MIDCAP 400                  4.34         .68      5.50
RUSSELL 2000                    6.26         .47      6.76
MSCI EAFE ($U.S.)               4.34         .22      4.56
LEHMAN AGGREGATE BOND           2.66       -2.44       .15
LEHMAN HIGH YIELD               2.34        -.96      1.36
--------------------------------------------------------------------------------

From our current vantage point, the market outlook for the remainder of the year, especially with a presidential election ahead, is as difficult to forecast as ever. While we expect corporate earnings as well as the general economy to continue to grow moderately, as well as the Fed to continue its policy of measured tightening, the markets will still be subject to the shorter term effects of oil price trends, potential terrorist events or other so called wild cards. In such an environment, it is particularly important for investors to retain a healthy perspective on the markets and their long-term investment goals.

--------------------------------------------------------------------------------
                                       2

August 15, 2004

I am pleased to announce several recent changes in both the directors and officers of the Security Funds. First, Harry W. Craig, Jr. was elected to the Board as an independent director in February, 2004, and Michael G. Odlum was elected as an interested director to the Board in May 2004. Mike was also named President of the Security Funds and replaces James R. Schmank, who served ably in both positions over the past several years. Jim has taken on new responsibilities at Security Benefit, and we wish him the best in his new role.

Harry W. Craig Jr. is Chairman and Chief Executive Officer of Martin Tractor Company, Inc., and is very active as a leader in community, educational, religious and charitable activities in Kansas. He holds degrees in Arts and in Law from the University of Kansas, and brings to the Board a wealth of business and management experience, as well as an independent perspective.

Mike Odlum, CFA, joined Security Benefit Group in February as the new Senior Vice President and Chief Investment Officer. Mike is a graduate of Princeton University and the Wharton Graduate School of Finance at the University of Pennsylvania. During his career, he has worked for a variety of well-regarded companies including The Vanguard Group and Chase Investors Management Corporation. Most recently, he was President and Chief Operating Officer of Allied Investment Advisors, Inc., an investment management firm in Baltimore, MD.

Overall, through the use of disciplined and professional management, the Security Funds are intended to provide shareholders over the long run the benefits of well-defined and diversified investment strategies. We appreciate your investment in the Funds and welcome any comments or questions you may have.




Sincerely,




/s/ John Cleland

John Cleland
Chairman, The Security Funds


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                                    SECURITY
                               MUNICIPAL BOND FUND














                            [LOGO] SALOMON BROTHERS
                                    ASSET MANAGEMENT

                          SUBADVISOR, SALOMON BROTHERS
                             ASSET MANAGEMENT, INC.



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                                       5

SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                SECURITY MUNICIPAL BOND FUND

                                        PRINCIPAL      MARKET
MUNICIPAL BONDS                          AMOUNT         VALUE
---------------------------------------------------------------
ARIZONA - 1.9%
Arizona State Transportation Board,
   5.00% - 2013                         $ 250,000     $ 270,117
ILLINOIS - 14.1%
Chicago, IL Board of Education,
   5.75% - 2027                           250,000       275,465
Chicago, IL Midway Airport,
   5.625% - 2029                          250,000       252,818
Cook County, IL, 5.625% - 2016            275,000       298,367
Illinois Development Finance Authority,
   5.25% - 2012                           220,000       240,966
Illinois Educational Facility,
   Northwestern University,
   5.50% - 2013                           225,000       247,117
Winnebago County, IL
   School District No. 122,
   0.00% - 2014(1)                      1,000,000       646,090
                                                      ---------
                                                      1,960,823
INDIANA - 3.6%
Indiana Bond Bank, 5.00% - 2023           500,000       503,535
KANSAS - 1.9%
Wyandotte County, Kansas City, KS
   Unified Government Utility System,
   5.75% - 2024                           250,000       268,007
MARYLAND - 6.2%
Maryland State Health & Higher Education
   Carroll County General Hospital,
   6.00% - 2017                           300,000       323,895
Northeast Maryland Waste
   Disposal Authority, 5.50% - 2016.      500,000       531,345
                                                      ---------
                                                        855,240
MASSACHUSETTS - 4.7%
Massachusetts State Conservation,
   5.50% - 2015                           250,000       278,105
Massachusetts State Water Pollution
   Abatement Trust,
   5.75% - 2029                           350,000       372,204
                                                      ---------
                                                        650,309
MICHIGAN - 4.0%
Michigan State,
   5.50% - 2015                           500,000       560,395


                                        Principal      Market
MUNICIPAL BONDS (continued)              Amount         Value
---------------------------------------------------------------
NEVADA - 7.5%
Clark County, NV School District,
   5.50% - 2016                        $1,000,000    $1,046,670
NEW JERSEY - 7.4%
North Brunswick Township, NJ
    Board of Education,
   6.30% - 2013                         1,000,000     1,028,100
NEW YORK - 19.3%
New York, NY City Municipal Water
   Finance Authority,
   5.50% - 2023                           250,000       259,328
New York, NY Transitional
   Finance Authority,
   5.50% - 2017                           250,000       270,168
New York State Dorm Authority,
   5.50% - 2012                           750,000       839,527
New York State Environmental
   Facilities Corporation,
   5.00% - 2016                           460,000       495,673
New York State Mortgage Agency,
   6.125% - 2030                           70,000        70,998
New York State Urban
   Development Corporation,
   5.375% - 2025                          700,000       748,279
                                                      ---------
                                                      2,683,973
OREGON - 1.9%
Umatilla County,
   Oregon Hospital Facility,
   5.00% - 2008                           250,000       265,248
PENNSYLVANIA - 5.6%
Delaware Valley, PA
   Regional Financial Authority,
   5.50% - 2028                           250,000       265,493
Philadelphia, PA School District,
   5.50% - 2031                           500,000       518,795
                                                      ---------
                                                        784,288
PUERTO RICO - 4.0%
Puerto Rico Electric Power Authority,
   5.25% - 2014                           500,000       553,065


--------------------------------------------------------------------------------

JUNE 30, 2004
(UNAUDITED)

                SECURITY MUNICIPAL BOND FUND (CONTINUED)


                                        Principal      Market
MUNICIPAL BONDS (continued)              Amount         Value
---------------------------------------------------------------
TENNESSEE - 3.8%
Memphis-Shelby County, TN
   Airport Authority,
   6.00% - 2024                         $ 300,000     $ 321,240
Tennessee Housing
   Development Agency,
   6.35% - 2031                           195,000       204,775
                                                      ---------
                                                        526,015
TEXAS - 5.9%
Lower Colorado River Authority, Texas,
   6.00% - 2013                           250,000       279,948
North Harris Montgomery
   Community College,
   5.375% - 2016                          500,000       535,495
                                                      ---------
                                                        815,443
WASHINGTON - 5.9%
Energy Northwest
   Washington Electric,
   6.00% - 2016                           500,000       563,030
Seattle, WA,
   5.75% - 2028                           250,000       263,882
                                                      ---------
                                                        826,912
                                                      ---------
 Total municipal bonds
    (cost $13,135,233) - 97.7%                       13,598,140
Cash & other assets, less liabilities - 2.3%            324,425
                                                    -----------
Total net assets - 100.0%                           $13,922,565
                                                    ===========

(1) Original issue discount bond under terms of initial offering.

--------------------------------------------------------------------------------
                        MUNICIPAL BOND FUND
                      AVERAGE ANNUAL RETURNS
                        AS OF JUNE 30, 2004

  CLASS A SHARES                  CLASS B SHARES
  1 Year               (5.41%)    1 Year              (5.22%)
  5 Years               4.34%     5 Years              4.57%
  10 Years              4.89%     10 Years             4.42%

  The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced.
--------------------------------------------------------------------------------
                            7 SEE ACCOMPANYING NOTES.

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

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                                    SECURITY
                             DIVERSIFIED INCOME FUND






                                [LOGO] SECURITY
                                       FUNDS

                                ADVISOR, SECURITY
                            MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

          SECURITY DIVERSIFIED INCOME FUND



                                       PRINCIPAL       MARKET
CORPORATE BONDS                          AMOUNT         VALUE
---------------------------------------------------------------
AIRLINES - 2.2%
American Airlines,
   7.858% - 2011                        $ 660,000     $ 656,571
Continental Airlines, Inc.,
   7.434% - 2006                          350,000       343,415
Delta Air Lines,
   7.779% - 2005                          250,000       160,489
Qantas Airways,
   5.125% - 2013(1)                       350,000       326,250
Southwest Airlines Company,
   7.875% - 2007                          450,000       498,775
                                                      ---------
                                                      1,985,500
AUTOMOTIVE - 1.8%
Ford Motor Credit Company:
   6.50% - 2007                           300,000       302,820
   5.80% - 2009                           300,000       315,218
General Motors,
   8.80% - 2021                           650,000       712,479
Johnson Controls, Inc.,
   4.875% - 2013                          350,000       344,253
                                                      ---------
                                                      1,674,770
BANKING - 3.4%
BCH Cayman Islands, Ltd.,
   7.70% - 2006                           300,000       324,617
BankBoston Capital Trust IV,
   1.97% - 2028(3)                         700,000       662,027
Chase Capital Trust III,
   1.86% - 2027(3)                        700,000       665,619
Credit Suisse First Boston USA,
   6.125% - 2011                          300,000       315,758
Den Danske Bank,
   7.40% - 2010(1,3)                      475,000       521,820
Key Bank NA,
   7.00% - 2011                           300,000       329,801
US Central Credit Union,
   2.70% - 2009                           325,000       317,440
                                                      ---------
                                                      3,137,082
BROKERAGE - 0.8%
Legg Mason, Inc.,
    6.75% - 2008                          350,000       379,520
Waddell & Reed Financial, Inc.,
   7.50% -2006                            300,000       320,107
                                                      ---------
                                                        699,627
BUILDING MATERIALS - 0.7%
CRH America, Inc.,
   6.95% - 2012                           300,000       329,633
Masco Corporation,
   5.875% - 2012                          300,000       311,582
                                                      ---------
                                                        641,215


                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
CHEMICALS - 0.9%
PPG Industries, Inc.,
   7.40% - 2019                          $350,000     $ 407,431
Pioneer Hi Bred International, Inc.,
   5.75% - 2009                           375,000       396,192
                                                      ---------
                                                        803,623
CONSUMER PRODUCTS - 0.4%
Newell Rubbermaid, Inc.,
   6.75% - 2012                           300,000       327,997
DIVERSIFIED MANUFACTURING - 1.8%
General Electric Company,
   5.00% - 2013                           300,000       295,252
Hutchison Whampoa
   International, Ltd.,
   5.45% - 2010(1)                        650,000       637,994
Tyco International Ltd.,
   7.00% - 2028                           350,000       371,523
United Technologies Corporation,
   6.35% - 2011                           300,000       325,837
                                                      ---------
                                                      1,630,606
ELECTRIC UTILITIES - 1.4%
Arizona Public Service Company,
   6.375% - 2011                          300,000       318,913
Calpine Corporation,
   8.75% - 2007                            25,000        17,750
Cincinnati Gas & Electric Company,
   5.70% - 2012                           300,000       306,725
National Rural Utilities,
   5.50% - 2005                           300,000       305,138
Oncor Electric Delivery,
   6.375% - 2015                          300,000       315,930
                                                      ---------
                                                      1,264,456
ENTERTAINMENT - 1.3%
Liberty Media Corporation,
   7.875% - 2009                          350,000       393,576
Time Warner, Inc.,
   7.25% - 2008                           350,000       365,592
Viacom, Inc.,
   5.625% - 2007                          400,000       420,157
                                                      ---------
                                                      1,179,325
FINANCIAL COMPANIES - CAPTIVE CONSUMER - 0.3%
GMAC,
   6.125% - 2006                          300,000       312,408
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.7%
Countrywide Capital,
   8.00% - 2026                           300,000       318,379
SLM Corporation, 5.05% - 2014             325,000       312,185
                                                      ---------
                                                        630,564

--------------------------------------------------------------------------------
                           10 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)

          SECURITY DIVERSIFIED INCOME FUND
                        (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
FINANCIAL COMPANIES -
 NONCAPTIVE DIVERSIFIED - 1.2%
CIT Group Holdings, Inc.,
   7.625% - 2005                         $150,000     $ 158,114
Core Invest Grade Trust,
   4.727% - 2007                          600,000       612,816
General Electric Capital Corporation,
   5.875% - 2012                          300,000       314,627
                                                      ---------
                                                      1,085,557
FINANCIAL COMPANIES - OTHER - 0.7%
Abbey National plc,
   6.69% - 2005                           300,000       314,766
Bank of America Corporation,
   7.80% - 2010                           300,000       344,753
                                                      ---------
                                                        659,519
FOOD& BEVERAGE - 0.4%
Fosters Brewing Group,
   6.875% - 2011(1)                       300,000       329,320
GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005                          175,000       183,969
HEALTH CARE - 0.4%
Anthem, Inc.,
   6.80% - 2012                           300,000       329,246
INDEPENDENT ENERGY - 0.8%
Devon Financing Corporation, ULC.,
   6.875% - 2011                          300,000       326,597
Pancanadian Petroleum,
   6.30% - 2011                           350,000       371,693
                                                      ---------
                                                         698,290
INDUSTRIALS - OTHER - 0.4%
Eaton Corporation,
   5.75% - 2012                           325,000       338,548
INSURANCE - LIFE - 0.1%
Transamerica Capital II,
   7.65% - 2026(1)                        100,000       104,798
INSURANCE - PROPERTY & CASUALTY - 0.5%
Nationwide Mutual Insurance,
   8.25% - 2031(1)                        400,000       471,602
INTEGRATED ENERGY - 0.4%
Conoco, Inc.,
   6.95% - 2029                           350,000       385,331
LODGING - 0.1%
HMH Properties, Inc.,
   7.875% - 2008                          107,000       109,675

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
MEDIA - CABLE - 2.0%
Comcast Corporation,
   5.30% - 2014                          $325,000     $ 312,838
Cox Communications, Inc.,
   6.40% - 2008                           300,000       319,592
Cox Enterprises,
   4.375% - 2008(1)                       300,000       298,933
Jones Intercable, Inc.,
   7.625% - 2008                          275,000       303,209
Lenfest Communications,
   10.50% - 2006                          250,000       281,467
Time Warner Entertainment,
   7.25% - 2008                           300,000       329,848
                                                      ---------
                                                      1,845,887
MEDIA - NON-CABLE - 1.0%
Clear Channel Communications,
   4.625% - 2008                          300,000       303,164
Thompson Corporation,
   4.750% - 2010                          650,000       649,606
                                                      ---------
                                                        952,770
NATURAL GAS PIPELINES - 1.5%
Consolidated Natural Gas,
   6.625% - 2013                          350,000       378,130
Duke Energy Field Services,
   7.50% - 2005                           300,000       314,968
Express Pipeline LP,
   6.47% - 2013(1)                        300,800       308,771
Kinder Morgan Energy,
   7.50% - 2010                           300,000       336,767
                                                      ---------
                                                      1,338,636
OIL FIELD SERVICES - 0.4%
Transocean Offshore, Inc.,
   8.00% - 2027                           300,000       349,874
PHARMACEUTICALS - 0.4%
Eli Lilly & Company,
   7.125% - 2025                          300,000       343,333
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership,
   5.15% - 2011                           700,000       678,071
RETAILERS - 0.5%
Tandy Corporation,
   6.95% - 2007                           400,000       435,406


--------------------------------------------------------------------------------
                           11 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)

          SECURITY DIVERSIFIED INCOME FUND
                        (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
SERVICES - 0.1%
American Eco Corporation,
   9.625% - 2008(*4, 5)                  $ 25,000    $       --
Mastec, Inc.,
   7.75% - 2008                           150,000       129,000
                                                     ----------
                                                        129,000
SUPERMARKETS - 0.5%
Safeway, Inc.,
   6.50% - 2008                           400,000       427,701
TECHNOLOGY - 1.2%
Electronic Data Systems,
   7.125% - 2009                          350,000       366,266
Pitney Bowes, Inc.,
   5.875% - 2006                          350,000       367,603
Science Applications Int.,
   7.125% - 2032                          300,000       327,732
                                                     ----------
                                                      1,061,601
TELECOMMUNICATIONS - WIRELESS - 0.6%
American Movil SA DE CV,
   5.50% - 2014(1)                        250,000       230,297
Vodafone Group plc,
   7.625% - 2005                          350,000       361,660
                                                     ----------
                                                        591,957
TELECOMMUNICATIONS - WIRELINES - 0.6%
GTE Corporation,
   7.51% - 2009                           500,000       559,233
TRANSPORTATION SERVICES - 1.5% ERAC USA Finance Company:
   7.35% - 2008(1)                      1,000,000     1,001,413
   6.70% - 2034(1)                        350,000       386,695
                                                     ----------
                                                      1,388,108
                                                     ----------
   Total corporate bonds
    (cost $28,334,154) - 31.9%                       29,084,605

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT SPONSORED AGENCIES - 36.4%
Federal Home Loan Mortgage Corporation:
   FG #E01488, 5.00% - 2018             1,777,193     1,782,935
   FG #E01538, 5.00% - 2018             1,829,957     1,835,869
   #C44050, 7.00% - 2030                   64,884        68,669
   #C01172, 6.50% - 2031                  108,705       113,389
   #C01210, 6.50% - 2031                  116,522       121,635
   #C50964, 6.50% - 2031                  105,628       110,179
   #C50967, 6.50% - 2031                   49,784        51,968
   #C01277, 7.00% - 2031                  207,164       218,647
   #C01292, 6.00% - 2032                  379,411       388,706
   #C062801, 6.00% - 2032                 233,630       239,353
   #C01287, 6.50% - 2032                  290,831       303,361


MORTGAGE BACKED                         PRINCIPAL      MARKET
SECURITIES (CONTINUED)                   AMOUNT         VALUE
---------------------------------------------------------------
   #C076358, 5.00% - 2033              $1,673,102   $ 1,620,400
   #C078238, 5.50% - 2033               1,653,198     1,651,052
   #A016943, 6.00% - 2033               1,731,118     1,770,281
   #A017903, 6.00% - 2034               1,834,626     1,876,090

Federal National Mortgage Association:
   FNCI #720714, 4.50% - 2018           1,799,669     1,763,421
   FNCI #750465, 5.00% - 2018           1,856,793     1,863,402
   FNR #1990-108 G CMO,
    7.00% - 2020                           93,870        98,133
   #252806, 7.50% - 2029                   79,733        85,499
   #252874, 7.50% - 2029                   74,262        79,633
   #535277, 7.00% - 2030                   72,496        76,515
   #190307, 8.00% - 2030                   44,506        48,392
   #253356, 8.00% - 2030                   54,483        59,240
   #541735, 8.00% - 2030                   42,240        45,928
   #585348, 6.50% - 2031                   90,592        94,396
   #254477, 5.50% - 2032                  829,228       826,336
   #254198, 6.00% - 2032                  541,654       553,645
   #254377, 6.00% - 2032                  744,520       761,418
   #666750, 6.00% - 2032                  835,752       854,253
   #254346, 6.50% - 2032                  318,286       331,653
   #545691, 6.50% - 2032                  423,896       441,698
   #659790, 6.50% - 2032                  356,084       371,035
   #640008, 7.00% - 2032                  258,516       272,846
   #702879, 5.00% - 2033                1,799,267     1,743,768
   #709805, 5.00% - 2033                1,485,032     1,439,225
   #688328, 5.50% - 2033                1,434,454     1,431,734
   #689108, 5.50% - 2033                  808,423       807,349
   #709748, 5.50% - 2033                1,779,194     1,776,830
   #713971, 5.50% - 2033                1,575,130     1,572,144
   #754903, 5.50% - 2033                1,842,175     1,831,528
   #725033, 6.00% - 2034                1,713,293     1,751,136
                                                     ----------
                                                     33,133,691
U.S. GOVERNMENT SECURITIES - 3.2%
Government National Mortgage Association:
   #313107, 7.00% - 2022                  154,265       163,913
   #328618, 7.00% - 2022                   21,971        23,345
   #352022, 7.00% - 2023                   85,997        91,376
   #369303, 7.00% - 2023                   82,639        87,807
   #365608, 7.50% - 2023                  499,275       501,600
   #347017, 7.00% - 2024                   72,691        77,237
   #371006, 7.00% - 2024                   41,791        44,404
   #371012, 7.00% - 2024                   62,697        66,618
   #411643, 7.75% - 2025                    4,608         5,018
   #780454, 7.00% - 2026                  105,715       112,327
   #464356, 6.50% - 2028                  104,206       109,013
   #462680, 7.00% - 2028                   84,701        89,998
   #518436, 7.25% - 2029                   65,341        69,992
   #491492, 7.50% - 2029                   98,915       106,616
   #510704, 7.50% - 2029                   93,753       101,052



--------------------------------------------------------------------------------
                           12 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)

          SECURITY DIVERSIFIED INCOME FUND
                        (CONTINUED)
MORTGAGE BACKED                         PRINCIPAL      MARKET
SECURITIES (CONTINUED)                   AMOUNT         VALUE
---------------------------------------------------------------
   #781079, 7.50% - 2029                 $ 45,901      $ 49,475
   #479229, 8.00% - 2030                   39,482        43,164
   #479232, 8.00% - 2030                   45,019        49,217
   #508342, 8.00% - 2030                  109,679       119,907
   #538285, 6.50% - 2031                  143,852       150,487
   #564472, 6.50% - 2031                  280,672       293,675
   #552324, 6.50% - 2032                  228,448       238,985
   II #1260, 7.00% - 2023                  17,636        18,717
   II #1849, 8.50% - 2024                  13,483        14,734
   II #2270, 8.00% - 2026                  34,136        37,183
   II #2320, 7.00% - 2026                  40,642        43,133
   II #2445, 8.00% - 2027                  39,237        42,739
   II #2689, 6.50% - 2028                  54,945        57,342
   II #2616, 7.00% - 2028                  55,425        58,822
   II #2909, 8.00% - 2030                  51,162        55,728
                                                     ----------
                                                      2,923,624
NON-AGENCY SECURITIES - 2.1%
Chase Commercial Mortgage
 Securities Corporation:
   1997-1 B, 7.37% - 2007 CMO           1,500,000     1,634,849
   1998-1 B, 6.56% - 2008 CMO             225,000       242,987
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006(5)                         41,815             4
                                                     ----------
                                                      1,877,840
                                                     ----------
   Total mortgage backed securities
    (cost $38,015,471) - 41.7%                       37,935,155

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
----------------------------------------------
Federal Farm Credit Bank,
   5.45% - 2013                         1,000,000     1,024,539
Federal Home Loan Bank:
   2.50% - 2006                         1,000,000       995,339
   6.375% - 2006                          800,000       853,381
   5.20% - 2008                         1,000,000     1,011,009
Federal Home Loan Mortgage
 Corporation:
   2.85% - 2007                         2,000,000     1,974,528
   6.625% - 2009                        1,000,000     1,105,035
Federal National Mortgage Association:
   7.40% - 2004                           600,000       600,000
   7.49% - 2005                           285,000       295,587
   7.65% - 2005                           250,000       260,055
   7.875% - 2005                          500,000       519,684
   3.00% - 2006(2)                      1,800,000     1,808,658
   6.00% - 2008                           400,000       430,834
   6.375% - 2009                        1,500,000     1,640,790
   6.625% - 2009                        1,000,000     1,106,222
   5.50% - 2011                         1,000,000     1,045,942
   6.625% - 2030                          250,000       275,140
   7.125% - 2030                        1,000,000     1,164,974


U.S. GOVERNMENT SPONSORED               PRINCIPAL      MARKET
AGENCY BONDS & NOTES (CONTINUED)          AMOUNT       VALUE
---------------------------------------------------------------
Financing Corporation,
   9.65% - 2018                         $ 500,000     $ 704,913
                                                    -----------
   Total U.S. government sponsored agency
    bonds & notes  ($16,023,602) - 18.5%             16,816,630

U.S. GOVERNMENT SECURITIES
--------------------------
U.S. Treasury Notes:
   4.625% - 2006                        1,500,000     1,550,391
   4.375% - 2007                        1,000,000     1,035,430
   6.25% - 2007                         1,500,000     1,620,937
   6.50% - 2010                         1,000,000     1,126,797
                                                    -----------
   Total U.S. government securities
    (cost $5,080,659) - 5.9%                          5,333,555

REPURCHASE AGREEMENT
--------------------
United Missouri Bank,
   0.85%, 07-01-04 (Collateralized by U.S.
   Treasury Note, 12-31-04 with a value
   of $1,025,000 and a repurchase
   amount of $1,004,021)                1,004,000     1,004,000
                                                    -----------
   Total repurchase agreement
    (cost $1,004,000) - 1.1%                          1,004,000
   Total investments
    (cost $88,457,886) - 99.1%                       90,173,945
   Cash & other assets, less liabilities - 0.9%         857,398
                                                    -----------
   Total net assets - 100.0%                        $91,031,343
                                                    ===========

*Non-income producing security

CMO (Collateralized Mortgage Obligation)

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $4,617,893 (cost $4,512,925), or 5.1% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at June 30, 2004.

(3) Variable rate security. Rate indicated is rate effective June 30, 2004.

(4) Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $4, or 0.0% of net assets.

--------------------------------------------------------------------------------
                           13 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)

          SECURITY DIVERSIFIED INCOME FUND
                        (CONTINUED)

-------------------------------------  -----------------------------------------


                             DIVERSIFIED INCOME FUND
                             AVERAGE ANNUAL RETURNS
                               AS OF JUNE 30, 2004

  CLASS A SHARES                  CLASS B SHARES              CLASS C SHARES
  1 Year             (5.86%)      1 Year           (5.67%)    1 Year            (2.07%)
  5 Years             4.49%       5 Year            4.66%     Since Inception    5.63%
  10 Years            5.86%       10 Years          5.41%     (5-01-00)

  The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
















--------------------------------------------------------------------------------
                           14 SEE ACCOMPANYING NOTES.

                                    SECURITY
                                 HIGH YIELD FUND












                                [LOGO] SECURITY
                                       FUNDS

                                ADVISOR, SECURITY
                            MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)


                 SECURITY HIGH YIELD FUND

                                       PRINCIPAL       MARKET
CONVERTIBLE BONDS                        AMOUNT         VALUE
---------------------------------------------------------------
AIRLINES - 1.8%
Continental Airlines, Inc.,
   4.50% - 2007                          $950,000      $680,438
AUTOMOTIVE - 0.9%
Sonic Automotive, Inc.,
   5.25% - 2009                           350,000       339,062
ELECTRIC - 2.4%
AES Corporation,
   4.50% - 2005                           950,000       932,188
MEDIA - CABLE - 0.8%
Mediacom Communications,
   5.25% - 2006                           325,000       309,156
TELECOMMUNICATIONS - WIRELESS - 0.6%
Nextel Communications,
   5.25% - 2010                           250,000       243,125
                                                      ---------
   Total convertible bonds
      (cost $2,545,397) - 6.5%                        2,503,969

CORPORATE BONDS
---------------
AEROSPACE & DEFENSE - 4.7%
BE Aerospace, Inc.,
   8.875% - 2011                          950,000       883,500
Esterline Technologies,
   7.75% - 2013                           350,000       360,500
L-3 Communications Corporation:
   8.00% - 2008                           125,000       129,375
   6.125% - 2014                          300,000       286,500
Sequa Corporation,
   9.00% - 2009                           125,000       132,812
                                                      ---------
                                                      1,792,687
AIRLINES - 1.3%
Delta Air Lines,
   7.70% - 2005                           650,000       435,500
Pegasus Aviation Lease Securitization,
   8.42% - 2030(6)                        244,615            --
United Air Lines, 7.73% - 2010            100,000        81,664
                                                      ---------
                                                        517,164
AUTOMOTIVE - 3.7%
Adesa Corporation,
   7.625% - 2012                          250,000       252,188
Allied Holdings, Inc.,
   8.625% - 2007                          225,000       204,750
Goodyear Tire & Rubber,
   7.857%, 2011                           700,000       638,750
Group One Automotive, Inc.,
   8.25% - 2013                           100,000       104,750
Lear Corporation,
   7.96% - 2005                            85,000        88,631
TRW Automotive, Inc.,
    9.375% - 2013                         134,000       151,085
                                                      ---------
                                                      1,440,154


                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
BANKING - 0.1%
FCB/NC Capital Trust,
   8.05% - 2028                          $ 50,000      $ 48,534
BROKERAGE - 1.3%
E*Trade Financial Corporation,
   8.00% - 2011(5)                        500,000       497,500
BUILDING MATERIALS - 2.6%
Building Materials Corporation:
   7.75% - 2005                           209,000       210,045
   8.00% - 2007                           450,000       450,000
   8.00% - 2008                           175,000       175,437
Nortek Holdings, Inc.,
   0.00% - 2011(1,5)                      200,000       160,000
                                                      ---------
                                                        995,482
CHEMICALS - 1.5%
Airgas, Inc.,
   6.25% - 2014(5)                        100,000        95,750
ISP Holdings, Inc.,
   10.625% - 2009                         200,000       220,000
United Agri Products,
   8.25% - 2011(5)                        250,000       278,750
                                                      ---------
                                                        594,500
CONSTRUCTION MACHINERY - 3.7%
Case New Holland, Inc.,
   9.25% - 2011(5)                        350,000       367,500
Navistar International,
   7.50% - 2011                           250,000       256,250
Shaw Group, Inc.,
   10.75% - 2010                          700,000       686,000
Titan Wheel International, Inc.,
   8.75% - 2007                           100,000        96,000
                                                      ---------
                                                      1,405,750
CONSUMER PRODUCTS - 2.6%
Central Garden & Pet Company,
   9.125% - 2013                          250,000       271,250
Playtex Products, Inc.,
   9.375% - 2011                          350,000       340,375
Sealy Mattress Company,
   8.25% - 2014(5)                        250,000       251,250
WH Holdings/WH Capital,
   9.50% - 2011(5)                        150,000       156,000
                                                      ---------
                                                      1,018,875



--------------------------------------------------------------------------------
                           16 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)


          SECURITY HIGH YIELD FUND (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
ELECTRIC - 4.6%
CMS Energy Corporation,
   7.50% - 2009                          $175,000     $ 174,125
Calpine Corporation:
   8.75% - 2007                           125,000        88,750
   8.50% - 2011                           400,000       261,000
East Coast Power LLC:
   6.737% - 2008                           32,401        32,755
   7.066% - 2012                           56,347        57,067
Edison Mission Energy,
   10.00% - 2008                          450,000       480,375
Mirant Americas General LLC,
   7.625% - 2006(3)                       225,000       170,438
NRG Energy, Inc., 8.00% - 2013(5)         250,000       252,500
PG&E Corporation, 6.875% - 2008(5)        250,000       261,250
                                                      ---------
                                                      1,778,260
ENERGY - INDEPENDENT - 5.0%
Arch Western Finance,
   6.75% - 2013(5)                        300,000       300,000
Chesapeake Energy Corporation,
   8.375% - 2008                          425,000       459,000
El Paso Production Holdings,
   7.75% - 2013                           250,000       229,375
Encore Acquisition Company,
   6.25% - 2014(5)                         50,000        47,000
Houston Exploration Company,
   7.00% - 2013                            50,000        50,250
Magnum Hunter Resources, Inc.,
   9.60% - 2012                           125,000       137,500
Range Resources Corporation,
   7.375% - 2013(5)                       175,000       174,125
Transmontaigne, Inc.,
   9.125% - 2010                          500,000       515,000
                                                      ---------
                                                      1,912,250
ENERGY - INTEGRATED - 0.4%
Petrobras International Finance:
   9.00% - 2008(1)                         75,000        82,500
   9.125% - 2013                           75,000        76,031
                                                      ---------
                                                        158,531
ENTERTAINMENT - 1.7%
Cinemark USA, Inc.,
   9.00% - 2013                           350,000       381,937
Speedway Motorsports, Inc.,
   6.75% - 2013                           250,000       252,500
                                                      ---------
                                                        634,437


                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
ENVIRONMENTAL - 2.2%
Allied Waste North America, Inc.:
   8.875% - 2008                         $150,000     $ 164,250
   6.50% - 2010(5)                        500,000       495,000
Casella Waste Systems,
   9.75% - 2013                           100,000       108,000
Great Lakes Dredge & Dock,
   7.75% - 2013(5)                        100,000        84,500
                                                      ---------
                                                        851,750
FOOD & BEVERAGE - 5.9%
Canadaigua Brands, Inc.,
   8.625% - 2006                          241,000       259,678
Dean Foods Company,
   8.15% - 2007                           650,000       700,375
Dole Foods Company:
   7.25% - 2010                           350,000       345,625
   8.875% - 2011                           50,000        52,875
Land O' Lakes, Inc.,
   8.75% - 2011                           725,000       667,000
Pinnacle Foods Holding,
   8.25% - 2013(5)                        250,000       241,250
                                                      ---------
                                                      2,266,803
GAMING - 5.3%
American Casino & Entertainment,
   7.85% - 2012(5)                        200,000       203,000
Aztar Corporation,
   7.875% - 2014(5)                       200,000       202,000
Harrahs Operating Company, Inc.,
   7.875% - 2005                          525,000       554,531
MGM Grand, Inc.,
   6.95% - 2005                           125,000       127,500
Mandalay Resort Group,
   6.50% - 2009                           200,000       203,250
Mirage Resorts, Inc.,
   6.625% - 2005                          125,000       127,187
Mohegan Tribal Gaming,
   6.375% - 2009                          250,000       250,625
Park Place Entertainment Corporation,
   7.875% - 2005                          175,000       183,969
Station Casinos,
   6.00% - 2012                           200,000       193,500
                                                      ---------
                                                      2,045,562


--------------------------------------------------------------------------------
                           17 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)


          SECURITY HIGH YIELD FUND (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
HEALTH CARE - 2.9%
Fisher Scientific International,
   8.00% - 2013                         $ 500,000     $ 535,000
Healthsouth Corporation, Inc.,
   8.50% - 2008                           225,000       222,469
Inverness Medical Innova,
   8.75% - 2012(5)                        250,000       255,625
Rural/Metro Corporation,
   7.875% - 2008                          100,000        87,000
                                                      ---------
                                                      1,100,094
HIGH YIELD MARKET INDEX - 4.4%
DJ Trac-X NA HY S2 T1,
   7.375% - 2009(5)                       250,000       244,375
DJ Trac-X NA HY S2 T2,
   6.05% - 2009(5)                      1,500,000     1,462,500
                                                      ---------
                                                      1,706,875
INDUSTRIAL - OTHER - 2.5%
Corrections Corporation of America,
   7.50% - 2011                            50,000        50,500
Iron Mountain, Inc.:
   8.25% - 2011                           250,000       259,687
   7.75% - 2015                            25,000        24,813
   6.625% - 2016                          250,000       227,500
Usec, Inc., 6.625% - 2006                 400,000       396,000
                                                      ---------
                                                        958,500
INSURANCE - LIFE - 0.2%
Genamerica Capital, Inc.,
   8.525% - 2027(5)                        75,000        83,681
LODGING - 1.2%
HMH Properties, Inc.,
   7.875% - 2008                           93,000        95,325
Starwood Hotels & Resorts Worldwide,
   Inc., 7.875% - 2007                    150,000       157,875
Sun International Hotels,
   8.875% - 2011                          200,000       213,500
                                                      ---------
                                                        466,700
MEDIA - CABLE - 3.1%
Cablevision Systems Corporation,
   5.67% - 2009(2,5)                      500,000       512,500
Charter Communications Holdings LLC:
     8.625% - 2009                        100,000        79,750
     11.125% - 2011                       200,000       168,000
CSC Holdings, Inc.:
   7.25% - 2008                           125,000       126,250
   6.75% - 2012(5)                        175,000       168,000
Shaw Communications, Inc.,
   7.25% - 2011                           125,000       129,715
                                                      ---------
                                                      1,184,215


                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
MEDIA - NON-CABLE - 1.1%
American Media Operation, Inc.,
   8.875% - 2011                         $ 20,000      $ 19,350
Entercom Radio/Capital,
   7.625% - 2014                           75,000        77,531
Hollinger International Publishing,
   9.00% - 2010                           100,000       115,500
RH Donnelley Financial Corporation,
   10.875% - 2012                         125,000       145,000
USA Networks, Inc.,
   6.75% - 2005                            75,000        77,941
                                                      ---------
                                                        435,322
METALS & MINING - 2.5%
AK Steel Corporation,
   7.875% - 2009                          775,000       724,625
Bulong Operations,
   12.50% - 2008(3,6)                      75,000            -
Grupo Mexico S.A.,
   7.875% - 2013                          100,000        82,000
International Steel Group,
   6.50% - 2014(5)                        150,000       140,625
                                                      ---------
                                                        947,250
NATURAL GAS PIPELINES - 3.0%
Gulfterra Energy Partner,
   6.25% - 2010                           575,000       580,750
Northwest Pipeline Corporation,
   8.125% - 2010                          100,000       107,750
Sonat, Inc.,
   7.625% - 2011                          450,000       401,625
Williams Companies, Inc.,
   8.625% - 2010                           50,000        55,000
                                                      ---------
                                                      1,145,125
OIL FIELD SERVICES - 4.6%
BRL Universal Equipment,
   8.875% - 2008                          525,000       562,406
Hanover Compressor Company,
   9.00% - 2014                           100,000       103,750
Key Energy Services, Inc.,
   8.375% - 2008                          200,000       207,000
North America Energy Partner,
   8.75% - 2011(5)                        150,000       148,500
Petroleum Geo-Services:
   8.00% - 2006                           150,000       151,875
   10.00% - 2010                          300,000       310,500
Pride Petroleum Services, Inc.,
   9.375% - 2007                          261,000       266,220
                                                      ---------
                                                      1,750,251



--------------------------------------------------------------------------------
                           18 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)


          SECURITY HIGH YIELD FUND (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
PACKAGING - 4.5%
Ball Corporation,
   6.875% - 2012                         $500,000     $ 507,500
Owens-Brockway Glass Containers,
   7.75% - 2011                            50,000        52,000
Owens-Illinois, Inc.,
   8.10% - 2007                           675,000       695,250
Solo Cup Company,
   8.50% - 2014(5)                        500,000       465,000
                                                      ---------
                                                      1,719,750
PAPER - 0.5%
Appleton Papers, Inc.,
   8.125% - 2011(5)                       200,000       202,500
PHARMACEUTICALS - 0.9%
Amerisourcebergen Corporation,
   8.125% - 2008                          200,000       215,500
Bergen Brunswig Corporation,
   7.25% - 2005                           115,000       117,588
                                                      ---------
                                                        333,088
REFINING - 0.2%
Crown Central Petroleum Corporation,
   10.875% - 2005                         140,000        95,200
RETAILERS - 0.0%
Ames Department Stores, Inc.,
   10.00% - 2006(4,6)                     200,000            --
SERVICES - 0.5%
American Eco Corporation,
   9.625% - 2008(4,6)                     125,000            --
Mastec, Inc., 7.75% - 2008                225,000       193,500
                                                      ---------
                                                        193,500
SUPERMARKETS - 0.6%
Fleming Companies, Inc.,
   9.875% - 2012(4)                       100,000           125
Roundy's, Inc., 8.875% - 2012             200,000       212,000
                                                      ---------
                                                        212,125
TECHNOLOGY - 1.3%
Activant Solutions, Inc.,
   10.50% - 2011                          150,000       158,250
Stratus Technologies, Inc.,
   10.375% - 2008(5)                      350,000       359,187
                                                      ---------
                                                        517,437

                                        PRINCIPAL
                                        AMOUNT OR
                                          NUMBER     MARKET
CORPORATE BONDS (CONTINUED)             OF SHARES     VALUE
---------------------------------------------------------------

TELECOMMUNICATIONS - WIRELESS - 1.2%
Telemig Cel/Amazonia Cel,
   8.75% - 2009(5)                       $500,000     $ 455,000
TELECOMMUNICATIONS - WIRELINES - 2.6%
Exodus Communications, Inc.,
   11.625% - 2010(4,6)                   $150,000            --
LCI International, Inc.,
   7.25% - 2007                        $1,100,000       995,500
                                                      ---------
                                                        995,500
TEXTILE - 0.7%
Invista, 9.25% - 2012(5)                 $250,000       251,250
TOBACCO - 0.1%
Dimon, Inc.,
   7.75% - 2013                           $50,000        46,500
TRANSPORTATION SERVICES - 1.4%
Overseas Shipholding Group,
   8.25% - 2013                          $100,000       107,500
Stena AB:
   9.625% - 2012                          $75,000        83,250
   7.50% - 2013                          $250,000       247,188
Teekay Shipping Corporation,
   8.32% - 2006                           $80,000        83,400
                                                    -----------
                                                        521,338
                                                    -----------
   Total corporate bonds
    (cost $34,099,424) - 86.6%                       33,279,440

PREFERRED STOCK
---------------------------
MEDIA - NON-CABLE - 0.5%
Primedia, Inc., 10.00%                      2,100       197,400
                                                    -----------
   Total preferred stock
    (cost $129,862) - 0.5%                              197,400

COMMON STOCKS
---------------------------
HEALTH CARE FACILITIES - 1.8%
Service Corporation International*         93,947       692,389
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.*               11,000       293,260
                                                    -----------
   Total common stocks
    (cost $940,336) - 2.6%                              985,649



--------------------------------------------------------------------------------
                           19 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)


          SECURITY HIGH YIELD FUND (CONTINUED)

                                        PRINCIPAL      MARKET
REPURCHASE AGREEMENT                     AMOUNT         VALUE
---------------------------------------------------------------
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   02-28-06 with a value of $581,000 and
   a repurchase amount of $564,011)      $564,000     $ 564,000
                                                    -----------
   Total repurchase agreement
    (cost $564,000) - 1.5%                              564,000
                                                    -----------
   Total investments
    (cost $38,279,019) - 97.7%                       37,530,458
   Cash & other assets, less liabilities - 2.3%         897,155
                                                    -----------
   Total net assets - 100.0%                        $38,427,613
                                                    ===========

*Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at June 30, 2004.

(2) Variable rate security. Rate indicated is rate effective at June 30, 2004

(3) Security is in default due to bankruptcy.

(4) Security in bankruptcy.

(5) Security is a 144A Series. The total market value of 144A securities is $8,816,118 (cost $8,864,624), or 22.9% of total net assets.

(6) Security is fair valued by Board of Directors. The total market value of fair valued securities amounts to $0, or 0.00% of net assets.


--------------------------------------------------------------------------------
                                 HIGH YIELD FUND
                             AVERAGE ANNUAL RETURNS
                               AS OF JUNE 30, 2004

  CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
  1 Year              3.36%     1 Year              3.73%     1 Year                        7.78%
  5 Years             3.08%     5 Years             3.29%     Since Inception               5.01%
  Since Inception     4.87%     Since Inception     4.68%     (5-01-00)
  (8-05-96)                     (8-05-96)

  The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



--------------------------------------------------------------------------------
                           20 SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------









                                    SECURITY
                                     INCOME
                                  OPPORTUNITY
                                      FUND














                                     [LOGO]
                        FOUR CORNERS CAPITAL MANAGEMENT



                            SUBADVISOR, FOUR CORNERS
                             CAPITAL MANAGEMENT, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)


              SECURITY INCOME OPPORTUNITY FUND


SENIOR FLOATING                        PRINCIPAL       MARKET
RATE INTERESTS(2)                        AMOUNT         VALUE
---------------------------------------------------------------
AEROSPACE & DEFENSE - 1.9%
Titan Corporation, Term Loan B,
   4.524%, 06-30-2009                  $1,000,000     $ 997,917

AUTOMOTIVE - 1.8%
NFIL Holdings Corporation:
   Term Loan, 3.843%, 02-27-2010          238,095       240,774
     Term Loan B, 4.09%, 02-27-2010       729,762       737,972
                                                      ---------
                                                        978,746

BUILDING & DEVELOPMENT - 7.5%
Adams Outdoor Advertising, LP,
   Term Loan,
   3.40%, 10-15-2011                    1,000,000     1,010,833
Builders First Source, Term Loan,
   4.589%, 02-25-2010                     997,500     1,004,981
CB Richard Ellis Services, Term Loan C,
   03-31-2010(1)                          940,334       944,448
PGT Industries, Term Loan,
   7.42%, 07-29-2010                    1,000,000     1,000,000
                                                      ---------
                                                      3,960,262

BUSINESS EQUIPMENT & SERVICES - 2.8%
Quanta Services, Inc., Term Loan,
   2.348%, 06-19-2008                   1,500,000     1,501,875

CABLE TELEVISION - 7.4%
Cablecom:
   Term Loan B, 05-28-2012(1)             500,000       498,750
   Term Loan C, 05-28-2013(1)             500,000       498,750
Century Cable, Term Loan,
   6.00%, 06-30-2009                    1,000,000       968,750
Charter Operating, Term Loan A,
   4.17%, 04-27-2010                    1,000,000       984,844
NTL Investment Holdings, Term Loan,
   05-10-2012(1)                        1,000,000       990,000
                                                      ---------
                                                      3,941,094

CHEMICALS & PLASTICS - 5.5%
Brenntag, Term Loan,
   3.881%, 01-22-2012                   1,000,000     1,012,500
Nalco Company, Term Loan B,
   3.938%, 11-04-2010                   1,889,496     1,915,476
                                                      ---------
                                                      2,927,976

CONTAINERS & GLASS PRODUCTS - 3.8%
Owens-Illinois Group, Inc., Term Loan C1,
   4.129%, 04-01-2008                   1,000,000     1,010,000
Solo Cup, Term Loan B,
   3.945%, 02-27-2011                     997,500     1,007,891
                                                      ---------
                                                      2,017,891


SENIOR FLOATING                        PRINCIPAL       MARKET
RATE INTERESTS(2) (CONTINUED)            AMOUNT         VALUE
---------------------------------------------------------------
ECOLOGICAL SERVICES & EQUIPMENT - 3.2%
Duratek, Inc., Term Loan,
   5.15%, 12-16-2009                    $ 869,565    $  867,391
Environmental Systems Products
 Holdings, Term Loan,
   5.757%, 12-12-2008                     842,395       844,501
                                                      ---------
                                                      1,711,892

ELECTRONIC/ELECTRIC - 3.8%
Memec Group Holdings, Ltd.,
   Term Loan B,
   10.001%, 06-15-2010                  1,000,000       997,500
Monitronics International, Inc.,
   Term Loan B,
   5.631%, 08-26-2009                     994,987       999,962
                                                      ---------
                                                      1,997,462

EQUIPMENT LEASING - 1.9%
United Rentals:
   Term Loan, 3.498%,
   02-14-2011                             498,750       506,481
   Term Loan B, 3.36%,
   02-14-2011                             500,000       507,750
                                                      ---------
                                                      1,014,231

FOOD PRODUCTS - 5.7%
Dean Foods Company,
   Term Loan C,
   3.34%, 07-15-2008                      997,500     1,005,605
Golden State Foods Corporation,
   Term Loan B,
   3.67%, 02-25-2011                    1,000,000     1,007,500
Michael Foods, Inc., Term Loan,
   5.214%, 11-21-2011                   1,000,000     1,026,875
                                                      ---------
                                                      3,039,980

HEALTH CARE - 7.5%
Orthofix International, Term Loan,
   4.34%, 12-30-2008                      950,000       960,094
Team Health, Inc., Term Loan B,
   4.84%, 03-23-2011                      997,500       997,500
VWR International, Term Loan B,
   3.77%, 04-07-2011                    1,000,000     1,015,750
Vanguard Health Systems, Term Loan,
   3.59%, 05-18-2011                    1,000,000     1,014,583
                                                      ---------
                                                      3,987,927


--------------------------------------------------------------------------------
                           22 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)


              SECURITY INCOME OPPORTUNITY FUND
                         (CONTINUED)


SENIOR FLOATING                        PRINCIPAL       MARKET
RATE INTERESTS(2) (CONTINUED)           AMOUNT         VALUE
---------------------------------------------------------------
HOME FURNISHINGS - 1.9%
Prestige Brands, Inc., Term Loan B,
   4.08%, 04-06-2011                    $ 997,500    $1,007,891

HOTELS, MOTELS, INNS & CASINOS - 5.5%
Boyd Gaming Corporation, Term Loan B,
   06-30-2011(1)                        1,000,000     1,009,375
Pinnacle Entertainment, Term Loan B,
   3.928%, 12-17-2009                     918,581       930,063
Wynn Las Vegas, Term Loan B,
   4.112%, 09-30-2009                   1,000,000     1,006,250
                                                      ---------
                                                      2,945,688

INDUSTRIAL EQUIPMENT - 1.9%
Invensys plc, Term Loan B,
   4.611%, 09-05-2009                   1,000,000     1,014,688

INSURANCE - 1.9%
Conseco, Term Loan,
   5.28%, 06-22-2010                    1,000,000     1,017,500

LEISURE - 6.6%
Regal Cinemas Corporation, Term Loan B,
   3.991%, 11-10-2010                     967,197       977,594
True Temper Sports, Inc., Term Loan B,
   3.759%, 03-15-2011                   1,500,000     1,507,500
WMG Acquisition Corporation, Term Loan,
   4.173%, 02-28-2011                     997,500     1,011,423
                                                      ---------
                                                      3,496,517

OIL & GAS - 3.8%
Alon USA, Inc., Term Loan B,
   10.00%, 12-16-2008                   1,000,000     1,007,500
U.S. Shipping, Term Loan B,
   3.399%, 04-13-2010                   1,000,000     1,008,125
                                                      ---------
                                                       2,015,625

PUBLISHING - 2.1%
Transwestern Publishing Company,
   Term Loan B,
   3.695%, 02-25-2012                   1,110,837     1,124,259

RETAILERS - 3.8%
American Achievement Corporation,
   Term Loan B,
   4.075%, 03-25-2011                     997,500     1,009,345
Oriental Trading Company, Inc.,
   Term Loan B,
   4.391%, 08-04-2010                     974,429       982,144
                                                    -----------
                                                      1,991,489


                                       PRINCIPAL
                                       AMOUNT OR
SENIOR FLOATING                        NUMBER OF       MARKET
RATE INTERESTS(2) (CONTINUED)            SHARES        VALUE
---------------------------------------------------------------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 1.7%
Nextel Communication, Term Loan A,
   2.625%, 12-31-2007                    $914,286     $ 912,164

UTILITIES - 13.3%
Centerpoint Energy, Inc., Term Loan,
   4.723%, 10-07-2006                  $1,989,189     2,028,617
Mission Energy, Term Loan,
   7.00%, 12-11-2006                   $1,000,000     1,004,688
Riverside Rocky Mountain Project,
 Term Loan, 05-28-2011(1)              $1,000,000     1,003,750
Tucson Electric Power, Term Loan,
   3.836%, 06-30-2009                  $1,000,000     1,006,667
Unisource Energy, Term Loan,
   0.50%, 03-25-2011                   $1,000,000       986,250
Vulcan Energy, Term Loan,
   02-23-2010(1)                       $1,000,000     1,012,500
                                                    -----------
                                                      7,042,472
                                                    -----------
   Total senior floating rate interests
    (cost $50,519,335) - 95.3%                       50,645,546

TEMPORARY CASH INVESTMENTS.
State Street GA Money Market Fund       1,502,969     1,502,969
State Street GA U.S. Government
   Money Market Fund                      100,000       100,000
                                                    -----------
   Total temporary cash investments
    (cost $1,602,969) - 3.0%                          1,602,969
                                                    -----------
   Total investments
    (cost $52,122,304) - 98.3%                       52,248,515
   Cash & other assets, less liabilities - 1.7%         882,368
                                                    -----------
   Total net assets - 100.0%                        $53,130,883
                                                    ===========

plc (public limited company)

LP (Limited Partnership)

(1) Security not fully funded at June 30, 2004. Therefore, no interest rate is available.

(2) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is rate effective at June 30, 2004.


--------------------------------------------------------------------------------
                           23 SEE ACCOMPANYING NOTES.

JUNE 30, 2004
(UNAUDITED)


                        SECURITY INCOME OPPORTUNITY FUND
                                  (CONTINUED)

-------------------------------------  -----------------------------------------
                            INCOME OPPORTUNITY FUND
                             AVERAGE ANNUAL RETURNS
                               AS OF JUNE 30, 2004

  CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
  Since Inception    (3.60%)    Since Inception    (3.99%)    Since Inception     0.01%
  (3-31-04)                     (3-31-04)                     (3-31-04)

  The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.






















--------------------------------------------------------------------------------
                           24 SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------















                                    SECURITY
                                    CASH FUND












                                [LOGO] SECURITY
                                       FUNDS

                                ADVISOR, SECURITY
                            MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)


                SECURITY CASH FUND

                                        PRINCIPAL      MARKET
COMMERCIAL PAPER                         AMOUNT         VALUE
---------------------------------------------------------------

ELECTRIC UTILITIES - 3.2%
Florida Power & Light Company:
   1.10%, 07-02-04                      $ 263,000     $ 262,992
   1.25%, 07-12-04                      1,250,000     1,249,523
                                                    -----------
   Total commercial paper
    (cost $1,512,515) - 3.2%                          1,512,515

U.S. GOVERNMENT SPONSORED AGENCIES
FEDERAL FARM CREDIT BANK - 6.2%
   1.20%, 07-08-04                         24,000        23,994
   1.05%, 07-27-04                      2,900,000     2,897,801
                                                    -----------
                                                      2,921,795
FEDERAL HOME LOAN BANK - 24.4%
   1.045%, 07-07-04                     1,400,000     1,399,764
     1.04%, 07-14-04                      700,000       699,737
     1.17%, 07-21-04                    6,500,000     6,495,775
     1.22%, 08-18-04                    2,500,000     2,495,933
     1.27%, 09-01-04                      500,000       498,906
                                                    -----------
                                                     11,590,115
FEDERAL HOME LOAN MORTGAGE COMPANY - 38.7%
     1.13%, 07-13-04                      130,000       129,946
     1.01%, 07-20-04                    2,000,000     1,998,892
     1.10%, 07-21-04                      200,000       199,878
     1.10%, 08-03-04                    4,000,000     3,995,967
     1.14%, 08-06-04                      200,000       199,772
     1.12%, 08-10-04                    1,100,000     1,098,631
     1.03%, 08-11-04                    1,000,000       998,827
     1.14%, 08-24-04                      777,000       775,671
     1.30%, 08-30-04                      600,000       598,700
     1.20%, 08-31-04                    1,000,000       997,967
     1.03%, 09-07-04                    2,800,000     2,793,638
     1.06%, 09-20-04                      500,000       498,807
     1.09%, 10-05-04                    2,000,000     1,994,187
     1.215%, 10-26-04                     500,000       498,026
     1.07%, 11-17-04                      900,000       896,282
     1.21%, 01-06-05                      700,000       695,535
                                                    -----------
                                                     18,370,726
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.3%
     0.99%, 07-01-04                      500,000       500,000
     1.02%, 07-06-04                    2,300,000     2,299,674
     1.22%, 07-12-04                      250,000       249,907
     1.04%, 07-14-04                    2,700,000     2,698,986
     1.077%, 07-21-04                     100,000        99,940
     1.085%, 07-28-04                   1,400,000     1,398,861
     1.045%, 08-18-04                     455,000       454,299
     1.03%, 09-22-04                    2,400,000     2,394,301
     1.30%, 10-15-04                      500,000       498,086
                                                    -----------
                                                     10,594,054


U.S. GOVERNMENT SPONSORED               PRINCIPAL      MARKET
AGENCIES (CONTINUED)                     AMOUNT         VALUE
---------------------------------------------------------------
SMALL BUSINESS ASSOCIATION POOLS - 2.0%
     #503265, 1.50%, 07-01-04(1)        $ 152,358     $ 151,977
     #503295, 1.50%, 07-01-04(1)          161,598       161,699
     #503303, 1.50%, 07-01-04(1)          135,034       135,118
     #502398, 1.625%, 07-01-04(1)          47,642        47,821
     #503152, 1.625%, 07-01-04(1)         245,726       245,726
     #501927, 2.25%, 07-01-04(1)          211,928       213,928
                                                    -----------
                                                        956,269
STUDENT LOAN MARKETING ASSOCIATION - 0.6%
      2.13%, 07-08-04(1)                  276,488       277,224
                                                    -----------
   Total U.S. government sponsored agencies
    (cost $44,710,183) - 94.2%                       44,710,183

MISCELLANEOUS ASSETS
FUNDING AGREEMENTS - 2.1%
United of Omaha Life Insurance Company,
   1.46%, 01-21-05                      1,000,000     1,000,000
                                                    -----------
   Total miscellaneous assets
    (cost $1,000,000) - 2.1%                          1,000,000

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   12-31-04 with a market value of
   $155,000 and a repurchase amount
   of $151,006)                           151,000       151,000
                                                    -----------
   Total repurchase agreement
    (cost $151,000) - 0.3%                              151,000
                                                    -----------
   Total investments
    (cost $47,373,698) - 99.8%                       47,373,698
   Cash & other assets, less liabilities - 0.2%          78,896
                                                    -----------
   Total net assets - 100.0%                        $47,452,594
                                                    ===========

(1) Variable rate security. Rate indicated is rate effective at June 30, 2004. Maturity date indicated is next interest rate reset date.


--------------------------------------------------------------------------------
                           26 SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2004
(UNAUDITED)

                                                                                   Security Income Fund
                                                                         -------------------------------------------
                                                           Security      Diversified        High            Income         Security
                                                        Municipal Bond      Income          Yield         Opportunity        Cash
                                                             Fund            Fund            Fund            Fund            Fund
                                                         ------------    ------------    ------------    ------------   ------------
ASSETS
Investments, at value(1)                                 $ 13,598,140    $ 90,173,945    $ 37,530,458    $ 52,248,515   $ 47,373,698
Cash                                                          109,235              --              --              --         79,979
Receivables:
   Fund shares sold                                                --          31,682          34,511       1,053,335             --
   Securities sold                                                 --              --         201,500       2,988,929          4,548
   Interest                                                   200,433         909,326         703,347         273,055          4,680
   Dividend                                                        --              --              18              --             --
   Security Management Company                                  9,774          12,134              --              --          7,581
Prepaid expenses                                               22,749          28,381          24,614          39,158         34,537
                                                         ------------    ------------    ------------    ------------   ------------
     Total assets                                          13,940,331      91,155,468      38,494,448      56,602,992     47,505,023
                                                         ------------    ------------    ------------    ------------   ------------

LIABILITIES
Cash overdraft                                                     --          12,893           1,701       1,281,622             --
Payable for:
   Securities purchased                                            --              --              --       1,980,000             --
   Fund shares redeemed                                            --           5,929           5,485              --             --
   Dividends payable to shareholders                               --              --              --         107,948          4,497
   Management fees                                              5,711          26,005          18,556          33,953         19,471
   Custodian fees                                                  70           1,129             600           2,639          1,133
   Transfer and administration fees                             4,191          26,696          15,301           9,287         17,913
   Professional fees                                            2,987           4,704           3,579             200          3,307
   12b-1distribution plan fees                                  3,333          39,418          20,846          56,017             --
   Miscellaneous fees                                           1,474           7,351             767             443          6,108
                                                         ------------    ------------    ------------    ------------   ------------
     Total liabilities                                         17,766         124,125          66,835       3,472,109         52,429
                                                         ------------    ------------    ------------    ------------   ------------
NET ASSETS                                               $ 13,922,565    $ 91,031,343    $ 38,427,613    $ 53,130,883   $ 47,452,594
                                                         ============    ============    ============    ============   ============

NET ASSETS CONSIST OF:
Paid in capital                                          $ 13,733,047    $ 98,244,362    $ 40,750,245    $ 52,749,727   $ 47,452,594
Accumulated undistributed net investment income (loss)          1,552         (35,288)          8,351          88,567             --
Accumulated undistributed net realized gain (loss)
   on sale of investments                                    (274,941)     (8,893,790)     (1,582,422)        166,378             --
Net unrealized appreciation (depreciation)
   in value of investments                                    462,907       1,716,059        (748,561)        126,211             --
                                                         ------------    ------------    ------------    ------------   ------------
     Total net assets                                    $ 13,922,565    $ 91,031,343    $ 38,427,613    $ 53,130,883   $ 47,452,594
                                                         ============    ============    ============    ============   ============

CLASS "A" SHARES
Capital shares outstanding                                  1,286,111      15,654,583       2,354,825       1,865,648     47,452,594
Net assets                                               $ 13,158,316    $ 73,587,196    $ 28,198,750    $ 18,796,652   $ 47,452,594
                                                         ------------    ------------    ------------    ------------   ------------
Net asset value per share                                $      10.23    $       4.70    $      11.97    $      10.08   $       1.00
                                                         ============    ============    ============    ============   ============
Offering price per share (net asset value
   divided by 95.25%)                                    $      10.74    $       4.94    $      12.57    $      10.58             --
                                                         ============    ============    ============    ============   ============

CLASS "B" SHARES
Capital shares outstanding                                     74,583       2,555,343         696,737       1,684,026             --
Net assets                                               $    764,249    $ 11,963,099    $  8,315,439    $ 16,966,841             --
                                                         ------------    ------------    ------------    ------------   ------------
Net asset value and offering price per share             $      10.25    $       4.68    $      11.93    $      10.08             --
                                                         ============    ============    ============    ============   ============

CLASS "C" SHARES
Capital shares outstanding                                         --       1,172,727         159,572       1,723,781             --
Net assets                                               $         --    $  5,481,048    $  1,913,424    $ 17,367,390             --
                                                         ------------    ------------    ------------    ------------   ------------
Net asset value and offering price per share                       --    $       4.67    $      11.99    $      10.08             --
                                                         ============    ============    ============    ============   ============

(1)Investments, at cost                                  $ 13,135,233    $ 88,457,886    $ 38,279,019    $ 52,122,304   $ 47,373,698



--------------------------------------------------------------------------------
                           27 SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004
(UNAUDITED)

                                                                               Security Income Fund
                                                                      -----------------------------------------
                                                        Security       Diversified     High           Income       Security
                                                     Municipal Bond      Income        Yield        Opportunity      Cash
                                                          Fund            Fund          Fund           Fund*         Fund
                                                       -----------    -----------    -----------    -----------   -----------
INVESTMENT INCOME:
   Dividends                                           $        --    $    17,625    $    11,417    $        --   $        --
   Interest                                                338,176      2,432,889      1,398,517        667,374       276,839
                                                       -----------    -----------    -----------    -----------   -----------
     Total investment income                               338,176      2,450,514      1,409,934        667,374       276,839

EXPENSES:
   Management fees                                          35,889        163,134        112,171        101,429       127,825
   Custodian fees                                               --          2,815          2,277          6,882         2,095
   Transfer/maintenance fees                                 7,883        117,445         54,996          4,168       127,765
   Administration fees                                       9,582         44,949         19,780         19,434        17,641
   Directors' fees                                          10,953          2,759            763            280        12,150
   Professional fees                                         4,342          6,663          4,325          3,316         4,670
   Reports to shareholders                                   1,053          6,219          1,729            405         4,402
   Registration fees                                        16,272         20,637         14,410          7,129        20,177
   Other expenses                                            1,544          2,797          1,533            278         3,348
   12b-1 distribution plan fees - Class A                   16,888         93,896         33,710         10,683            --
   12b-1 distribution plan fees - Class B                    4,227         62,323         42,550         41,820            --
   12b-1 distribution plan fees - Class C                       --         28,190          9,559         42,233            --
                                                       -----------    -----------    -----------    -----------   -----------
     Total expenses                                        108,633        551,827        297,803        238,057       320,073
       Less: Reimbursement of expenses - Class A           (32,100)       (35,198)            --             --       (70,051)
           Reimbursement of expenses - Class B              (2,004)        (6,093)            --             --            --
           Reimbursement of expenses - Class C                  --         (2,751)            --             --            --
                                                       -----------    -----------    -----------    -----------   -----------
     Net expenses                                           74,529        507,785        297,803        238,057       250,022
                                                       -----------    -----------    -----------    -----------   -----------
       Net investment income                               263,647      1,942,729      1,112,131        429,317        26,817

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period
     on investments                                          9,553       (360,897)       472,666        166,378            --
Net change in unrealized appreciation
     (depreciation) during the period on investments      (479,970)    (1,981,317)    (1,068,480)       126,211            --
                                                       -----------    -----------    -----------    -----------   -----------
Net gain (loss)                                           (470,417)    (2,342,214)      (595,814)       292,589            --
                                                       -----------    -----------    -----------    -----------   -----------
Net increase (decrease) in net assets
     resulting from operations                         $  (206,770)   $  (399,485)   $   516,317    $   721,906   $    26,817
                                                       ===========    ===========    ===========    ===========   ===========


* For the period beginning March 31, 2004 (commencement of operations) to June 30, 2004.



--------------------------------------------------------------------------------
                           278 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004
(UNAUDITED)

                                                                                   Security Income Fund
                                                                       --------------------------------------------
                                                        Security        Diversified        High           Income         Security
                                                     Municipal Bond       Income          Yield        Opportunity        Cash
                                                          Fund             Fund            Fund           Fund*           Fund
                                                       ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss)                           $    263,647    $  1,942,729    $  1,112,131    $    429,317    $     26,817
Net realized gain (loss) during the period
   on investments                                             9,553        (360,897)        472,666         166,378              --
Net change in unrealized appreciation (depreciation)
   during the period                                       (479,970)     (1,981,317)     (1,068,480)        126,211              --
                                                       ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                               (206,770)       (399,485)        516,317         721,906          26,817

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (249,769)     (1,603,044)       (887,501)       (136,115)        (26,817)
   Class B                                                  (12,326)       (219,578)       (240,391)       (101,815)             --
   Class C                                                       --         (99,271)        (54,216)       (102,820)             --
                                                       ------------    ------------    ------------    ------------    ------------
       Total distributions to shareholders                 (262,095)     (1,921,893)     (1,182,108)       (340,750)        (26,817)

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)                                   (252,207)     (3,339,393)      3,135,787      52,749,727     (12,110,604)
                                                       ------------    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets               (721,072)     (5,660,771)      2,469,996      53,130,883     (12,110,604)

NET ASSETS:
Beginning of period                                      14,643,637      96,692,114      35,957,617              --      59,563,198
                                                       ------------    ------------    ------------    ------------    ------------
End of period                                          $ 13,922,565    $ 91,031,343    $ 38,427,613    $ 53,130,883    $ 47,452,594
                                                       ============    ============    ============    ============    ============
Accumulated undistributed net investment income
   (loss) at end of period                             $      1,552    $    (35,288)   $      8,351    $     88,567    $         --
                                                       ============    ============    ============    ============    ============

* For the period beginning March 31, 2004 (commencement of operations) to June 30, 2004.





--------------------------------------------------------------------------------
                           29 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
DECEMBER 31, 2003

                                                                          Security Income Fund
                                                                       ---------------------------
                                                        Security        Diversified        High         Security
                                                     Municipal Bond       Income          Yield          Cash
                                                          Fund             Fund            Fund          Fund
                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income (loss)                           $    563,834    $  3,931,606    $  1,153,374    $    140,090
Net realized gain (loss) during the period
   on investments                                           351,518         130,607        (508,409)             --
Net change in unrealized appreciation (depreciation)
   during the period                                       (376,094)     (1,568,329)      2,674,793              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                          539,258       2,493,884       3,319,758         140,090

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (553,093)     (3,217,166)       (668,146)       (140,090)
   Class B                                                  (35,571)       (657,724)       (350,630)             --
   Class C                                                       --        (217,243)        (84,765)             --
                                                       ------------    ------------    ------------    ------------
     Total distributions to shareholders                   (588,664)     (4,092,133)     (1,103,541)       (140,090)

NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5)                                  (1,504,107)      4,534,975      22,762,034     (10,116,266)
                                                       ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets             (1,553,513)      2,936,726      24,978,251     (10,116,266)

NET ASSETS:
Beginning of period                                      16,197,150      93,755,388      10,979,366      69,679,464
                                                       ------------    ------------    ------------    ------------
End of period                                          $ 14,643,637    $ 96,692,114    $ 35,957,617    $ 59,563,198
                                                       ============    ============    ============    ============
     Accumulated undistributed net investment income
       (loss) at end of period                         $         --    $    (56,124)   $     78,328    $         --
                                                       ============    ============    ============    ============












--------------------------------------------------------------------------------
                           30 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


SECURITY MUNICIPAL BOND FUND (CLASS A)
                                                                       FISCAL YEARS ENDED DECEMBER 31
                                           ----------------------------------------------------------------------------------------
                                           2004(b)(c)(k)  2003(b)(c)(d)   2002(b)(c)     2001(b)(c)     2000(b)(c)    1999(b)(c)(d)
                                           -------------  -------------   ----------     ----------     ----------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD              10.57     $    10.60     $    10.15     $    10.20     $     9.48     $    10.24
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                             0.19           0.38           0.45           0.43           0.45           0.42
Net Gain (Loss) on Securities
   (realized and unrealized)                     (0.34)         (0.01)          0.55          (0.05)          0.72          (0.76)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                 (0.15)          0.37           1.00           0.38           1.17          (0.34)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                       (0.19)         (0.40)         (0.43)         (0.43)         (0.45)         (0.42)
Distributions (from Realized Gains)                 --             --          (0.12)            --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions                           (0.19)         (0.40)         (0.55)         (0.43)         (0.45)         (0.42)
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD               $    10.23     $    10.57     $    10.60     $    10.15     $    10.20     $     9.48
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 (1.41%)         3.55%         10.11%          3.79%         12.66%         (3.45%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $   13,159     $   13,718     $   14,567     $   15,672     $   16,679     $   17,630
Ratio of Expenses to Average Net Assets           1.00%          1.01%          1.00%          0.99%          1.00%          1.01%
Ratio of Net Investment Income
   to Average Net Assets                          3.74%          3.61%          4.09%          4.20%          4.60%          4.19%
Portfolio Turnover Rate                             13%            57%            50%            54%            52%           108%




SECURITY MUNICIPAL BOND FUND (CLASS B)
                                                                     FISCAL YEARS ENDED DECEMBER 31
                                        -----------------------------------------------------------------------------------------
                                        2004(b)(c)(k)   2003(b)(c)(d)   2002(b)(c)     2001(b)(c)     2000(b)(c)    1999(b)(c)(d)
                                        -------------   -------------   ----------     ----------     ----------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD       $    10.59     $    10.62     $    10.16     $    10.22     $     9.50     $    10.26
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                           0.16           0.31           0.36           0.35           0.38           0.34
Net Gain (Loss) on Securities
   (realized and unrealized)                   (0.35)         (0.02)          0.57          (0.05)          0.71          (0.76)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations               (0.19)          0.29           0.93           0.30           1.09          (0.42)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                     (0.15)         (0.32)         (0.35)         (0.36)         (0.37)         (0.34)
Distributions (from Realized Gains)               --             --          (0.12)            --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions                         (0.15)         (0.32)         (0.47)         (0.36)         (0.37)         (0.34)
                                          ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD             $    10.25     $    10.59     $    10.62     $    10.16     $    10.22     $     9.50
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (1.77%)         2.82%          9.37%          2.91%         11.79%         (4.17%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)      $      764     $      926     $    1,630     $    1,766     $    1,605     $    1,661
Ratio of Expenses to Average Net Assets         1.75%          1.76%          1.75%          1.74%          1.75%          1.76%
Ratio of Net Investment Income
   to Average Net Assets                        2.98%          2.88%          3.34%          3.45%          3.85%          3.45%
Portfolio Turnover Rate                           13%            57%            50%            54%            52%           108%



--------------------------------------------------------------------------------
                           31 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


DIVERSIFIED INCOME FUND (CLASS A)
                                                                FISCAL YEARS ENDED DECEMBER 31
                                         ----------------------------------------------------------------------------------------
                                         2004(b)(c)(k)   2003(b)(c)(d)  2002(b)(c)   2001(b)(c)(h)   2000(b)(c)(e)   1999(b)(c)(g)
                                         -------------   -------------  ----------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD       $     4.82     $     4.90     $     4.73     $     4.66     $     4.52     $     4.96
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income                           0.10           0.20           0.24           0.26           0.28           0.26
Net Gain (Loss) on Securities
  (realized & unrealized)                      (0.12)         (0.07)          0.18           0.07           0.14          (0.44)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations               (0.02)          0.13           0.42           0.33           0.42          (0.18)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income)                                      (0.10)         (0.21)         (0.25)         (0.26)         (0.28)         (0.26)
Distributions (from Capital Gains)                --             --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
  Total Distributions                          (0.10)         (0.21)         (0.25)         (0.26)         (0.28)         (0.26)
                                          ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD             $     4.70     $     4.82     $     4.90     $     4.73     $     4.66     $     4.52
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (0.39%)         2.72%          9.04%          7.33%          9.68%         (3.60%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)      $   73,587     $   77,950     $   68,489     $   59,168     $   63,293     $   12,723
Ratio of Expenses to Average Net Assets         0.95%          0.95%          0.95%          0.95%          0.96%          0.87%
Ratio of Net Investment Income
 to Average Net Assets                          4.34%          4.17%          4.98%          5.57%          6.18%          5.58%
Portfolio Turnover Rate                           43%            45%            33%            38%            71%            65%



DIVERSIFIED INCOME FUND (CLASS B)
                                                                        FISCAL YEARS ENDED DECEMBER 31
                                         ----------------------------------------------------------------------------------------
                                         2004(b)(c)(k)  2003(b)(c)(d)   2002(b)(c)  2001(b)(c)(d)(h) 2000(b)(c)(e)  1999(b)(c)(g)
                                         -------------  -------------   ----------  ---------------- -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD       $     4.80     $     4.88     $     4.71     $     4.65     $     4.51     $     4.95
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income                           0.08           0.17           0.20           0.22           0.23           0.22
Net Gain (Loss) on Securities
  (realized & unrealized)                      (0.12)         (0.08)          0.18           0.07           0.16          (0.44)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations               (0.04)          0.09           0.38           0.29           0.39          (0.22)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income)                                      (0.08)         (0.17)         (0.21)         (0.23)         (0.25)         (0.22)
Distributions (from Capital Gains)                --             --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
  Total Distributions                          (0.08)         (0.17)         (0.21)         (0.23)         (0.25)         (0.22)
                                          ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD             $     4.68     $     4.80     $     4.88     $     4.71     $     4.65     $     4.51
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (0.77%)         1.96%          8.29%          6.36%          8.89%         (4.58%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)      $   11,963     $   12,902     $   20,365     $   13,685     $   13,850     $    2,356
Ratio of Expenses to Average Net Assets         1.70%          1.70%          1.70%          1.70%          1.71%          1.85%
Ratio of Net Investment Income to
  Average Net Assets                            3.59%          3.43%          4.22%          4.83%          5.40%          4.55%
Portfolio Turnover Rate                           43%            45%            33%            38%            71%            65%



--------------------------------------------------------------------------------
                           32 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


DIVERSIFIED INCOME FUND (CLASS C)
                                                                  FISCAL YEARS ENDED DECEMBER 31
                                           ------------------------------------------------------------------------------
                                           2004(b)(c)(k)   2003(b)(c)(d)   2002(b)(c)(i)   2001(b)(c)(h)    2000(b)(c)(f)
                                           -------------   -------------   -------------   -------------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD         $      4.79     $      4.87     $      4.70     $      4.65     $      4.42
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                              0.08            0.17            0.19            0.21            0.21
Net Gain (Loss) on Securities
      (realized & unrealized)                     (0.12)          (0.07)           0.19            0.08            0.19
                                            -----------     -----------     -----------     -----------     -----------
Total from Investment Operations                  (0.04)           0.10            0.38            0.29            0.40
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                        (0.08)          (0.18)          (0.21)          (0.24)          (0.17)
Distributions (from Capital Gains)                   --              --              --              --              --
                                            -----------     -----------     -----------     -----------     -----------
   Total Distributions                            (0.08)          (0.18)          (0.21)          (0.24)          (0.17)
                                            -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD               $      4.67     $      4.79     $      4.87     $      4.70     $      4.65
                                            ===========     ===========     ===========     ===========     ===========
TOTAL RETURN (a)                                  (0.77%)          1.98%           8.30%           6.30%           7.88%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $     5,481     $     5,840     $     4,901     $     1,760     $       442
Ratio of Expenses to Average Net Assets            1.70%           1.70%           1.70%           1.69%           1.67%
Ratio of Net Investment Income
    to Average Net Assets                          3.59%           3.42%           4.18%           4.84%           5.32%
Portfolio Turnover Rate                              43%             45%             33%             38%             40%


















--------------------------------------------------------------------------------
                           33 SEE ACCOMPANYING NOTES

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


HIGH YIELD FUND (CLASS A)
                                                                      FISCAL YEARS ENDED DECEMBER 31
                                             -------------------------------------------------------------------------------
                                             2004(k)      2003(c)(d)     2002(c)    2001(b)(c)(h)   2000(b)(c)     1999(b)(c)
                                             -------      ----------     -------    -------------   ----------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD         $   12.17     $   10.66     $   11.68     $   12.14     $   13.65     $   15.05
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                            0.36          0.70          0.81          1.06          1.10          1.25
Net Gain (Loss) on Securities
   (realized & unrealized)                      (0.17)         1.54         (1.00)        (0.47)        (1.50)        (1.32)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                 0.19          2.24         (0.19)         0.59         (0.40)        (0.07)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                      (0.39)        (0.73)        (0.83)        (1.05)        (1.11)        (1.18)
Distributions (from Realized Gains)                --            --            --            --            --         (0.15)
                                            ---------     ---------     ---------     ---------     ---------     ---------
   Total Distributions                          (0.39)        (0.73)        (0.83)        (1.05)        (1.11)        (1.33)
                                            ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE END OF PERIOD               $   11.97     $   12.17     $   10.66     $   11.68     $   12.14     $   13.65
                                            =========     =========     =========     =========     =========     =========
TOTAL RETURN (a)                                 1.56%        21.65%        (1.66%)        4.93%        (3.03%)       (0.51%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $  28,199     $  25,777     $   6,009     $   5,919     $   6,612     $   6,328
Ratio of Expenses to Average Net Assets          1.39%         1.28%         1.48%         1.09%         0.79%         0.72%
Ratio of Net Investment Income
   to Average Net Assets                         6.19%         6.40%         7.31%         8.80%         8.62%         8.17%
Portfolio Turnover Rate                            90%           61%           80%           65%           28%           36%



HIGH YIELD FUND (CLASS B)
                                                                        FISCAL YEARS ENDED DECEMBER 31
                                             -------------------------------------------------------------------------------
                                             2004(k)      2003(c)(d)     2002(c)    2001(b)(c)(h)   2000(b)(c)    1999(b)(c)
                                             -------      ----------     -------    -------------   ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD         $   12.14     $   10.63     $   11.65     $   12.11     $   13.62     $   15.02
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                            0.33          0.67          0.73          0.96          1.00          1.06
Net Gain (Loss) on Securities
   (realized & unrealized)                      (0.20)         1.48         (1.01)        (0.47)        (1.50)        (1.25)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                 0.13          2.15         (0.28)         0.49         (0.50)        (0.19)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                      (0.34)        (0.64)        (0.74)        (0.95)        (1.01)        (1.06)
Distributions (from Realized Gains)                --            --            --            --            --         (0.15)
                                            ---------     ---------     ---------     ---------     ---------     ---------
   Total Distributions                          (0.34)        (0.64)        (0.74)        (0.95)        (1.01)        (1.21)
                                            ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE END OF PERIOD               $   11.93     $   12.14     $   10.63     $   11.65     $   12.11     $   13.62
                                            =========     =========     =========     =========     =========     =========
TOTAL RETURN (A)                                 1.09%        20.82%        (2.40%)        4.08%        (3.77%)       (1.34%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $   8,315     $   8,324     $   4,450     $   4,231     $   3,914     $   4,469
Ratio of Expenses to Average Net Assets          2.14%         2.08%         2.23%         1.90%         1.51%         1.53%
Ratio of Net Investment Income
   to Average Net Assets                         5.44%         5.92%         6.56%         7.98%         7.77%         7.35%
Portfolio Turnover Rate                            90%           61%           80%           65%           28%           36%


--------------------------------------------------------------------------------
                           34 SEE ACCOMPANYING NOTES

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


HIGH YIELD FUND (CLASS C)
                                                                FISCAL YEARS ENDED DECEMBER 31
                                                                ------------------------------
                                             2004(k)      2003(c)(d)     2002(c)    2001(b)(c)(h)  2000(b)(c)(f)
                                             -------      ----------     -------    -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD         $   12.19     $   10.67     $   11.69     $   12.16     $   12.90
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                            0.33          0.66          0.73          0.81          0.62
Net Gain (Loss) on Securities
   (realized & unrealized)                      (0.19)         1.50         (1.01)        (0.33)        (0.69)
                                            ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                 0.14          2.16         (0.28)         0.48         (0.07)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                      (0.34)        (0.64)        (0.74)        (0.95)        (0.67)
Distributions (from Capital Gains)                 --            --            --            --            --
                                            ---------     ---------     ---------     ---------     ---------
Total Distributions                             (0.34)        (0.64)        (0.74)        (0.95)        (0.67)
                                            ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE END OF PERIOD               $   11.99     $   12.19     $   10.67     $   11.69     $   12.16
                                            =========     =========     =========     =========     =========
TOTAL RETURN (a)                                 1.17%        20.82%        (2.39%)        4.04%        (1.24%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $   1,913     $   1,857     $     520     $     368     $      50
Ratio of Expenses to Average Net Assets          2.14%         2.08%         2.24%         2.11%         1.58%
Ratio of Net Investment Income
   to Average Net Assets                         5.45%         5.85%         6.60%         7.60%         8.05%
Portfolio Turnover Rate                            90%           61%           80%           65%           39%








--------------------------------------------------------------------------------
                           35 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INCOME OPPORTUNITY FUND (CLASS A)

                                             FISCAL YEAR
                                          ENDED DECEMBER 31
                                          -----------------
                                              2004(j)(k)
                                              ----------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD            $ 10.04
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                             0.08
Net Gain (Loss) on Securities
   (realized & unrealized)                        0.04
                                               -------
Total from Investment Operations                  0.12
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                       (0.08)
Distributions (from Realized Gains)                 --
                                               -------
   Total Distributions                           (0.08)
                                               -------
NET ASSET VALUE END OF PERIOD                  $ 10.08
                                               =======
TOTAL RETURN (a)                                  1.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)           $18,797
Ratio of Expenses to Average Net Assets           1.38%
Ratio of Net Investment Income
   to Average Net Assets                          3.22%
Portfolio Turnover Rate                            279%


--------------------------------------------------------------------------------
INCOME OPPORTUNITY  FUND (CLASS B)

                                              FISCAL YEAR
                                           ENDED DECEMBER 31
                                           -----------------
                                               2004(j)(k)
                                               ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD            $ 10.04
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                             0.06
Net Gain (Loss) on Securities
   (realized & unrealized)                        0.04
                                               -------
Total from Investment Operations                  0.10
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                       (0.06)
Distributions (from Realized Gains)                 --
                                               -------
   Total Distributions                           (0.06)
                                               -------
NET ASSET VALUE END OF PERIOD                  $ 10.08
                                               =======
TOTAL RETURN (a)                                  1.01%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)           $16,967
Ratio of Expenses to Average Net Assets           2.13%
Ratio of Net Investment Income
   to Average Net Assets                          2.47%
Portfolio Turnover Rate                            279%

--------------------------------------------------------------------------------
                           36 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INCOME OPPORTUNITY FUND (CLASS C)

                                              FISCAL YEAR
                                          ENDED DECEMBER 31
                                               2004(j)(k)
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD            $ 10.04
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                             0.06
Net Gain (Loss) on Securities
   (realized & unrealized)                        0.04
                                               -------
Total from Investment Operations                  0.10
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income)                                       (0.06)
Distributions (from Realized Gains)                 --
                                               -------
   Total Distributions                           (0.06)
                                               -------
NET ASSET VALUE END OF PERIOD                  $ 10.08
                                               =======
TOTAL RETURN (A)                                  1.01%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)           $17,367
Ratio of Expenses to Average Net Assets           2.13%
Ratio of Net Investment Income
   to Average Net Assets                          2.47%
Portfolio Turnover Rate                            279%



















--------------------------------------------------------------------------------
                           37 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CASH FUND

                                                                       FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------------------------------------------------------
                                            2004(k)    2003(b)(c)(d)  2002(b)(c)     2001(b)(c)       2000(c)       1999(c)
                                            -------    -------------  ----------     ----------       -------       ---------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD       $     1.00    $     1.00    $     1.00     $     1.00     $     1.00     $     1.00
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income                             --            --          0.01           0.03           0.05           0.04
Net Gain (Loss) on Securities
   (realized & unrealized)                        --            --            --             --             --             --
                                          ----------    ----------    ----------     ----------     ----------     ----------
Total from Investment Operations                  --            --          0.01           0.03           0.05           0.04

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)            --            --         (0.01)         (0.03)         (0.05)         (0.04)
Distributions (from Realized Gains)               --            --            --             --             --             --
                                          ----------    ----------    ----------     ----------     ----------     ----------
   Total Distributions                            --            --         (0.01)         (0.03)         (0.05)         (0.04)
                                          ----------    ----------    ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD             $     1.00    $     1.00    $     1.00     $     1.00     $     1.00     $     1.00
                                          ==========    ==========    ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                0.05%         0.20%         0.85%          3.20%          5.56%          4.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)      $   47,453    $   59,563    $   69,679     $   67,638     $   62,472     $   53,137
Ratio of Expenses to Average Net Assets         0.98%         1.00%         1.00%          1.00%          0.98%          0.86%
Ratio of Net Investment Income
   to Average Net Assets                        0.11%         0.21%         0.84%          3.08%          5.48%          4.30%


(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charges paid at time of redemption.
(b) Fund expenses were reduced by reimbursement from the Investment Manager. Expense ratios absent such reimbursements would have been as follows:

                                                 2004      2003      2002      2001      2000      1999
                                                -----     -----     -----     -----     -----     -----
   Municipal Bond Fund          Class A         1.48%     1.34%     1.26%     1.17%     1.16%     1.14%
                                Class B         2.23%     2.08%     2.01%     1.93%     1.96%     2.19%
   Diversified Income Fund      Class A         1.04%     1.04%     1.02%     1.04%     1.19%     1.37%
                                Class B         1.80%     1.79%     1.77%     1.79%     2.02%     2.36%
                                Class C         1.80%     1.80%     1.77%     1.79%     1.84%       *
   High Yield Fund              Class A           *         *         *       1.42%     1.39%     1.32%
                                Class B           *         *         *       2.21%     1.84%     2.13%
                                Class C           *         *         *       2.25%     2.02%       *
   Cash Fund                                    1.26%     1.14%     1.07%     1.01%       *         *


* Ratio is as reported in the accompanying financial highlights.
(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earnings credits. Expense ratios with such reductions would have been as follows:

                                                 2004      2003      2002      2001      2000      1999
                                                -----     -----     -----     -----     -----     -----
   Municipal Bond Fund          Class A           *       1.00%       *         *         *       1.00%
                                Class B           *       1.75%       *         *         *       1.75%
   Diversified Income Fund      Class A           *         *         *         *         *         *
                                Class B           *         *         *       1.70%       *         *
                                Class C           *         *         *         *         *         *
   High Yield Fund              Class A           *       1.27%       *         *         *         *
                                Class B           *         *         *         *         *         *
                                Class C           *       2.07%       *         *         *         *
   Cash Fund                                      *       1.00%       *         *         *         *


* Ratio is as reported in the accompanying financial highlights.
(e) Portfolio turnover calculation excludes the portfolio investments in the Limited Maturity Fund and Corporate Bond Fund prior to merger.
(f) Class C shares were initially offered for sale on May 1, 2000 for Security High Yield Fund and Diversified Income Fund. Percentage amounts for the period, except for total return, have been annualized.
(g) The financial highlights for the Diversified Income Fund as set forth herein exclude the historical financial highlights of the Corporate Bond Fund and Limited Maturity Bond Fund Class A and B shares. The assets of the Corporate Bond Fund and Limited Maturity Bond Fund were acquired by the Diversified Income Fund on April 30, 2000.
(h) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(i) The financial highlights for the Class C shares exclude the historical financial highlights of the Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002
(j) The Income Opportunity Fund was initially capitalized on February 11, 2004, with a net asset value of $10.00 per share. The fund commenced operations on March 31, 2004, with a net asset value of $10.04. Percentage amounts for the period have been annualized, except for total return.
(k) Unaudited figures for the six months ended June 30, 2004. Percentage amounts for the period, except total return, have been annualized.


--------------------------------------------------------------------------------
                           38 SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2004

1.SIGNIFICANT ACCOUNTING POLICIES
   Security Income Fund, Security Municipal Bond Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund and Security Municipal Bond Fund offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class "A" shares after eight years. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

   A.SECURITY VALUATION - Valuations of Security Income and Security Municipal Bond Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service.

   The loans in which Income Opportunity invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In fair valuing, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit quality and cash flow of issuer; information as to any transactions in or offers for the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager's and/or the market's assessment of the borrower's management; prospects for the borrower's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower's competitive position within the industry; borrower's ability to access additional liquidity through public and/or private markets; and other relevant factors.

   Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

   B.REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   C. SENIOR FLOATING RATE INTERESTS - Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

   D.OPTIONS - Diversified Income Fund and the High Yield Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on



--------------------------------------------------------------------------------

JUNE 30, 2004


securities give the holder the right to purchase or sell, respectively (and the writer, the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Funds and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

   The cash premiums received for a written option are recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

   E.SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis.Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the fund.

   F. SECURITIES PURCHASED ON A WHEN-ISSUED DELAYED DELIVERY BASIS - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund's will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

   G.EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

   H.DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

   I.TAXES - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

   J.EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds can earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

   K. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   M. INDEMNIFICATIONS - Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2.MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees are payable to Security Management Company, LLC (SMC) under investment advisory contracts at an annual rate of .50% of the average daily net assets of Security Municipal Bond Fund and Security Cash Fund; .35% of the average daily net assets for Diversified Income Fund; .60% of the average daily net assets of the High Yield Fund; and .80% of the average daily net assets of Income Opportunity Fund of $200 million or less, plus .70% of the average daily net assets of Income Opportunity Fund of more than $200 million, each computed on a daily basis and payable monthly. SMC pays Salomon Brothers Asset Management, Inc. an annual fee equal to .22% of the average daily net assets of Security Municipal Bond Fund for management services provided to the fund. SMC pays Four Corners Capital Management, LLC an annual fee equal to .50% of the average daily net assets of Income Opportunity Fund of $75 million or less, plus ..40% of such assets of more than $75 million up to $200 million, plus .35% of such assets of more than $200 million for management services provided to the fund. The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended December 31, 2003, SMC agreed to limit the total expenses of Diversified Income Fund to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares and Class C shares. SMC also agreed to limit the total expenses of the High Yield Fund to



--------------------------------------------------------------------------------

JUNE 30, 2004


2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Municipal Bond Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, Rule 12b-1 fees, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of Class A Shares and 1.75% of the average net assets of Class B shares as calculated on a daily basis. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the fund as calculated on a daily basis.

   SMC also acts as the administrative agent and transfer agent for the Funds. For administrative services SMC receives on an annual basis, a fee of .09% of the average daily net assets of Diversified Income Fund, High Yield Fund, Security Municipal Bond Fund and Security Cash Fund calculated daily and payable monthly. SMC receives .145% of the average daily net assets of Income Opportunity Fund calculated daily and paid monthly.

   Effective April 1, 2004, there is a minimum annual charge of $25,000 for the administrative fees. Effective April 1, 2004, SMC is paid the following for providing transfer agent services to the Funds:

   Per account charge:     $5.00 to $8.00;
   Transaction fees:       $0.60 to $1.10;

   Plus certain out-of-pocket expenses.

   Prior to April 1, 2004, SMC was paid the following for providing transfer agent services to the Funds:

   Per account charge      $8.00;
   Transaction fees:       $1.00.

   Security Income and Security Municipal Bond Funds have adopted distribution plans related to the offering of Class B shares and Security Income Fund has adopted a distribution plan relating to the offering of Class C shares, each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares. Class A shares of Security Income Fund and Security Municipal Bond Fund incur 12b-1 distribution fees at an annual rate of .25% of the average daily net assets of each series.

   Security Distributors, Inc. (SDl), a wholly-owned subsidiary of Security Benefit Group, Inc. and the national distributor of the Funds, retained underwriting commissions on sales of shares after allowances to brokers and dealers in the following amounts:


             SDI UNDERWRITING COMMISSIONS
             ----------------------------
Municipal Bond Fund                               $186
Diversified Income                               4,674
High Yield Fund                                    905
Income Opportunity Fund                            400



   Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

3.FEDERAL INCOME TAX MATTERS
   Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to interest income accrued for defaulted and variable rate securites for tax purposes and differing book and tax amortization methods for premium and market discount. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that are differences arise.

   The following adjustments were made to the Statement of Assets and Liabilities as of December 31, 2003 to reflect permanent differences:

                         ACCUMULATED   UNDISTRIBUTED
                        NET REALIZED  NET INVESTMENT
                         GAIN (LOSS)      INCOME       PAID-IN-CAPITAL
                         -----------   ------------    ---------------
Municipal Bond Fund       $  49,399     $     (2)       $ (49,397)
Diversified Income Fund    (269,916)     269,916               --
High Yield Fund             (21,923)      21,923               --


   At December 31, 2003, the following funds have capital loss carryovers to offset future realized capital gains as follows:

                                        CAPITAL LOSS           EXPIRATION
                                          CARRYOVER                YEAR
                                        ------------           ----------
Security Income Fund:
  Diversified Income Fund                 $1,372,161               2004
                                             816,702               2005
                                             801,693               2007
                                           3,837,647               2008
                                             433,468               2010
                                             291,583               2011
                                          ----------
                                          $7,553,254
                                          ==========

  High Yield Fund                         $  371,694               2008
                                             520,180               2009
                                             645,956               2010
                                             553,553               2011
                                          ----------
                                          $2,091,383
                                          ==========


--------------------------------------------------------------------------------

JUNE 30, 2004


   The tax character of distributions paid was the same for financial statement purposes for the years ended December 31, 2003 and December 31, 2002, except as follows:

                          TAX-EXEMPT          ORDINARY          LONG-TERM
       2002                 INCOME             INCOME          CAPITAL GAIN          TOTAL
       ----                 ------             ------          ------------          -----
Municipal Bond Fund        $718,658           $16,319            $137,386           $872,363
       2003
       ----
Municipal Bond Fund        $555,073           $33,591            $     --           $588,664



   As of December 31, 2003, the components of distributable earnings on a tax basis were the same as financial statement purposes except for the following funds:

                              UNDISTRIBUTED    UNDISTRIBUTED      ACCUMULATED      UNREALIZED
                                ORDINARY          CAPITAL         CAPITAL AND     APPRECIATION/
                                 INCOME            GAIN          OTHER LOSSES     DEPRECIATION
                                 ------            ----          ------------     ------------
SECURITY INCOME FUND:
  DIVERSIFIED INCOME FUND       $389,034             --          $(7,553,254)      $2,272,579
  HIGH YIELD FUND                 63,918             --           (2,091,383)        (370,624)
SECURITY MUNICIPAL
  BOND FUND                       26,181         16,717                   --          615,486


4.INVESTMENT TRANSACTIONS

   Investment transactions for the six months ended June 30, 2004, (excluding overnight investments and short-term debt securities) were as follows:

                                MUNICIPAL       DIVERSIFIED      HIGH YIELD           INCOME
                                BOND FUND       INCOME FUND         FUND         OPPORTUNITY FUND
                                ---------       -----------         ----         ----------------
Purchases                       $  896,459      $19,849,702     $19,121,484        $71,730,694
Proceeds from sales              1,110,293       22,119,169      14,816,370         36,331,492


















--------------------------------------------------------------------------------

JUNE 30, 2004

5.CAPITAL SHARE TRANSACTIONS
   The Funds are authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds for the period ended June 30, 2004 and year ended December 31, 2003 were as follows:

                              2004           2004          2004           2004           2004           2004
                             SHARES         AMOUNT        SHARES         AMOUNT         SHARES          AMOUNT
                              SOLD           SOLD        REINVESTED     REINVESTED     REDEEMED        REDEEMED
                          ------------   ------------   ------------   ------------   ------------    ------------
MUNICIPAL BOND FUND
Class A Shares                  22,515   $    237,821         14,149   $    147,374        (48,000)   $   (503,238)
Class B Shares                   2,900         30,569          1,077         11,235        (16,784)       (175,968)
                          ------------   ------------   ------------   ------------   ------------    ------------
Total                           25,415   $    268,390         15,226   $    158,609        (64,784)   $   (679,206)
                          ============   ============   ============   ============   ============    ============
DIVERSIFIED INCOME FUND
Class A Shares               1,734,295   $  8,347,670        283,760   $  1,355,616     (2,529,210)   $(12,195,411)
Class B Shares                 583,624      2,807,666         42,995        204,652       (758,114)     (3,636,997)
Class C Shares                 181,427        862,284         19,372         92,087       (246,273)     (1,176,960)
                          ------------   ------------   ------------   ------------   ------------    ------------
Total                        2,499,346   $ 12,017,620        346,127   $  1,652,355     (3,533,597)   $(17,009,368)
                          ============   ============   ============   ============   ============    ============
HIGH YIELD FUND
Class A Shares                 893,740   $ 10,933,006         71,868   $    872,940       (728,112)   $ (8,892,970)
Class B Shares                 188,943      2,303,497         18,498        224,062       (196,594)     (2,393,433)
Class C Shares                  25,206        308,228          3,465         42,173        (21,453)       (261,716)
                          ------------   ------------   ------------   ------------   ------------    ------------
Total                        1,107,889   $ 13,544,731         93,831   $  1,139,175       (946,159)   $(11,548,119)
                          ============   ============   ============   ============   ============    ============
INCOME OPPORTUNITY FUND
Class A Shares               1,858,004   $ 18,591,469          9,185   $     92,270         (1,541)   $    (15,468)
Class B Shares               1,677,053     16,771,038          6,983         70,147            (10)           (100)
Class C Shares               1,716,770     17,169,944          7,011         70,427             --              --
                                                        ------------   ------------   ------------    ------------
Total                        5,251,827   $ 52,532,451         23,179   $    232,844         (1,551)   $    (15,568)
                          ============   ============   ============   ============   ============    ============
CASH FUND                   25,706,437   $ 25,706,437         26,307   $     26,307    (37,843,348)   $(37,843,348)


[WIDE TABLE CONTINUED FROM ABOVE]


                                 2004                      2004
                          INCREASE (DECREASE)       INCREASE (DECREASE)
                                SHARES                     AMOUNT
                             ------------              ------------
MUNICIPAL BOND FUND
Class A Shares                    (11,336)             $   (118,043)
Class B Shares                    (12,807)                 (134,164)
                             ------------              ------------
Total                             (24,143)             $   (252,207)
                             ============              ============
DIVERSIFIED INCOME FUND
Class A Shares                   (511,155)             $ (2,492,125)
Class B Shares                   (131,495)                 (624,679)
Class C Shares                    (45,474)                 (222,589)
                             ------------              ------------
Total                            (688,124)             $ (3,339,393)
                             ============              ============
HIGH YIELD FUND
Class A Shares                    237,496              $  2,912,976
Class B Shares                     10,847                   134,126
Class C Shares                      7,218                    88,685
                             ------------              ------------
Total                             255,561              $  3,135,787
                             ============              ============
INCOME OPPORTUNITY FUND
Class A Shares                  1,865,648              $ 18,668,271
Class B Shares                  1,684,026                16,841,085
Class C Shares                  1,723,781                17,240,371
                             ------------              ------------
Total                           5,273,455              $ 52,749,727
                             ============              ============
CASH FUND                     (12,110,604)             $(12,110,604)


                              2003            2003            2003            2003           2003              2003
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES           AMOUNT
                              SOLD            SOLD         REINVESTED      REINVESTED       REDEEMED         REDEEMED
                          -------------   -------------   -------------   -------------   -------------    -------------
MUNICIPAL BOND FUND
Class A Shares                1,387,929   $  14,548,378          30,537   $     321,753      (1,495,530)   $ (15,673,226)
Class B Shares                    9,469         100,907           3,016          31,830         (78,681)        (833,749)
                          -------------   -------------   -------------   -------------   -------------    -------------
Total                         1,397,398   $  14,649,285          33,553   $     353,583      (1,574,211)   $ (16,506,975)
                          =============   =============   =============   =============   =============    =============
DIVERSIFIED INCOME FUND
Class A Shares               13,817,711   $  67,407,259         546,822   $   2,656,615     (12,185,960)   $ (59,426,786)
Class B Shares                1,553,908       7,584,770         127,876         619,506      (3,171,755)     (15,368,517)
Class C Shares                  929,547       4,528,548          41,662         201,205        (759,585)      (3,667,625)
                          -------------   -------------   -------------   -------------   -------------    -------------
Total                        16,301,166   $  79,520,577         716,360   $   3,477,326     (16,117,300)   $ (78,462,928)
                          =============   =============   =============   =============   =============    =============
HIGH YIELD FUND
Class A Shares                2,442,224   $  28,833,035          51,287   $     596,524        (940,096)   $ (10,914,814)
Class B Shares                  395,141       4,561,756          28,429         325,307        (156,253)      (1,792,407)
Class C Shares                  185,262       2,090,841           5,795          66,819         (87,479)      (1,005,027)
Total                         3,022,627   $  35,485,632          85,511   $     988,650      (1,183,828)   $ (13,712,248)
                          -------------   -------------   -------------   -------------   -------------    -------------
CASH FUND                    94,024,769   $  94,024,769         151,879   $     151,879    (104,292,914)   ($104,292,914)
                          =============   =============   =============   =============   =============    =============


[WIDE TABLE CONTINUED FROM ABOVE]


                              2003                      2003
                        INCREASE(DECREASE)        INCREASE(DECREASE)
                             SHARES                    AMOUNT
                         -------------              -------------
MUNICIPAL BOND FUND
Class A Shares                 (77,064)             $    (803,095)
Class B Shares                 (66,196)                  (701,012)
                         -------------              -------------
Total                         (143,260)             $  (1,504,107)
                         =============              =============
DIVERSIFIED INCOME FUND
Class A Shares               2,178,573              $  10,637,088
Class B Shares              (1,489,971)                (7,164,241)
Class C Shares                 211,624                  1,062,128
                         -------------              -------------
Total                          900,226              $   4,534,975
                         =============              =============
HIGH YIELD FUND
Class A Shares               1,553,415              $  18,514,745
Class B Shares                 267,317                  3,094,656
Class C Shares                 103,578                  1,152,633
Total                        1,924,310              $  22,762,034
                         -------------              -------------
CASH FUND                  (10,116,266)             ($ 10,116,266)
                         =============              =============



--------------------------------------------------------------------------------

DIRECTOR DISCLOSURE (UNAUDITED)

JUNE 30, 2004

                                                                                                                       NUMBER OF
                                                                        PRINCIPAL                                      PORTFOLIOS IN
NAME,                           POSITION(S)    TERM OF                  OCCUPATION(S)                                  FUND COMPLEX
ADDRESS AND                     HELD WITH      OFFICE AND               DURING THE PAST                                OVERSEEN BY
DATE OF BIRTH                   THE FUND       LENGTH OF TIME SERVED    5 YEARS                                        THE DIRECTOR

Donald A. Chubb, Jr.            Director**     1994 to present***       Business broker,                                    35
One Security Benefit Place                                              Griffith & Blair Realtors
Topeka, KS 66636-0001                                                   Manager, Star Sign,Inc.
12/14/46

Harry W. Craig, Jr.             Director       February 2004 to         Chairman, CEO, Secretary & Director,                35
One Security Benefit Place                     present***               Martin Tractor Company, Inc.
Topeka, KS 66636-0001                                                   President & Director,
05/11/39                                                                The Martin Tractor Company, Inc.

Penny A. Lumpkin                Director**     1993 to present***       President, Vivian's Gift Shop                       35
One Security Benefit Place                                              Vice President, Palmer Companies, Inc.
Topeka, KS 66636-0001                                                   Vice President, Bellairre Shopping Center
08/20/39                                                                Partner, Goodwin Ent.
                                                                        Partner, PLB
                                                                        Partner, Town Crier
                                                                        Vice President and Treasurer, Palmer News, Inc.
                                                                        Vice President, M/S News, Inc.
                                                                        Secretary, Kansas City Periodicals

Mark L. Morris, Jr., D.V.M.     Director**     1991 to present***       Independent Investor, Morris Co.                    35
One Security Benefit Place                                              Partner, Mark Morris Associates
Topeka, KS 66636-0001
02/03/34

Maynard F. Oliverius            Director**     1998 to present***       President & CEO, Stormont Vail HealthCare           35
One Security Benefit Place
Topeka, KS 66636-0001
12/18/43

John D. Cleland                 Chairman of    February 2000 to present Sr. Vice President and Managing Member              35
One Security Benefit Place      the Board      1991 to present***       Representative, Security Management Company, LLC
Topeka, KS 66636-0001           Director*                               Sr. Vice President, Security Benefit Group, Inc.
05/01/36                                                                Sr. Vice President, Security Benefit Life
                                                                        Insurance Co.
                                                                        Director & Vice President, Security
                                                                        Distributors, Inc.

Michael G. Odlum                President      May 2004 to present      President and Managing Member Representative,       35
One Security Benefit Place      Director*      2004 to present***       Security Management Company, LLC
Topeka, KS 66636-0001                                                   President & Chief Operating Officer of
01/12/52                                                                Allied Investment Advisors, Inc.
                                                                        Principal, Vanguard Group


*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their posi- tions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.



--------------------------------------------------------------------------------

THE SECURITY GROUP OF               SECURITY FUNDS
MUTUAL FUNDS                        OFFICERS AND DIRECTORS

Security Large Cap Value Fund       DIRECTORS
Security Equity Fund
    o  Equity Fund                  Donald A. Chubb, Jr.
    o  Global Fund                  John D. Cleland
    o Social Awareness Fund         Harry W. Craig, Jr.
    o Mid Cap Value Fund            Penny A. Lumpkin
    o Small Cap Growth Fund         Mark L. Morris, Jr., D.V.M.
    o Enhanced Index Fund           Michael G. Odlum
    o Select 25 Fund                Maynard F. Oliverius
    o Large Cap Growth Fund
    o Alpha Opportunity Fund        OFFICERS
Security Mid Cap Growth Fund
Security Diversified Income Fund    John D. Cleland, CHAIRMAN OF THE BOARD
Security High Yield Fund            Michael G. Odlum, PRESIDENT
Security Income Opportunity Fund    Cindy L. Shields, VICE PRESIDENT
Security Capital Preservation Fund  Steven M. Bowser, VICE PRESIDENT
Security Municipal Bond Fund        James P. Schier, VICE PRESIDENT
Security Cash Fund                  David Toussaint, VICE PRESIDENT
                                    Amy J. Lee, SECRETARY
                                    Christopher D. Swickard, ASSISTANT SECRETARY
                                    Brenda M. Harwood, TREASURER


This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.


----------------------------------                           BULK RATE
[LOGO] SECURITY DISTRIBUTORS, INC.                         U.S. POSTAGE
----------------------------------                             PAID
                                                          SAN ANTONIO, TX
ONE SECURITY BENEFIT PLACE
TOPEKA, KS 66636-0001

SDI 609 (R6-04)                                                      46-06095-01

ITEM 2.   CODE OF ETHICS.

          Not required at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not required at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not required at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   RESERVED.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   RESERVED.



ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

          (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

          (a) (1)  Not required at this time.

              (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

          (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       SECURITY CASH FUND

                                       By:    MICHAEL G. ODLUM
                                              ----------------------------------
                                              Michael G. Odlum, President

                                       Date:  August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       By:    MICHAEL G. ODLUM
                                              ----------------------------------
                                              Michael G. Odlum, President

                                       Date:  August 31, 2004


                                       By:    BRENDA M. HARWOOD
                                              ----------------------------------
                                              Brenda M. Harwood, Treasurer

                                       Date:  August 31, 2004